                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2008

Item 1. REPORT TO SHAREHOLDERS.
SEMI - ANNUAL REPORT
JUNE 30, 2008 (UNAUDITED)
Agribusiness
ETF
Coal
ETF
Environmental
Services ETF
Gaming
ETF
Global
Alternative
Energy ETF
Gold
Miners
ETF
Nuclear
Energy ETF
Russia
ETF
Solar
Energy
ETF
Steel
ETF

Market Vectors ETF Trust

Dear Shareholder:

We are pleased to present this semi-annual report for the equity funds of the Market Vectors ETF Trust for the period ended June 30, 2008. It was an exceptional six months, as Van Eck Global continued to enhance the array of exchange-traded funds it sponsors.

During the first half of 2008, three new investment opportunities in the Market Vectors ETF family commenced operations—Coal ETF, Gaming ETF and Solar Energy ETF. Meanwhile, the seven other hard assets, international and specialty equity funds in the Trust continued to make headlines during the semi-annual period thanks to the uniquely targeted investment opportunities they offer and the returns they generated. It is worth noting during these volatile times that eight of the ten equity funds of the Trust outpaced the broad equity market for the six-month period ended June 30, 2008.

Since the first ETF within the Market Vectors ETF Trust was introduced in May 2006, total assets under management in the ten equity funds of the Trust have grown to more than $6.9 billion as of June 30, 2008.

The enthusiastic response to ETFs in general, and to Market Vectors ETFs in particular, demonstrates the interest on the part of individual investors and financial professionals alike to utilize new sector allocation solutions, as well as innovative ways to trade, hedge or invest in segments of the market that have remained largely untapped to date.

On the following pages, you will find a brief review of each of the ten equity funds of the Trust as well as their performance for the six-month period ended June 30, 2008. You will, of course, also find the financial statements and portfolio information for each.

I want to thank you for your participation in the Market Vectors ETF Trust. We look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and Executive Vice President
Market Vectors ETF Trust
Van Eck Global

July 17, 2008

The information in the shareholder letter represents the personal opinions of the portfolio managers and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Funds’ holdings, the Funds’ performance, and the views of the portfolio managers are as of June 30, 2008, and are subject to change.

Agribusiness ETF (ticker: MOO)

The Market Vectors-Agribusiness ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the DAXglobal® Agribusiness Index1 (DXAG) by investing in a portfolio of securities that generally replicates DXAG.

DXAG, calculated by Deutsche Börse AG, is a modified market capitalization-weighted index comprised of publicly traded companies engaged in the business of agriculture, including agriproduct operations, livestock operations, agricultural chemicals, agricultural equipment and ethanol/biodiesel. As of June 30, 2008, DXAG represented 43 publicly traded companies from around the globe.

For the six months ended June 30, 2008 (the “reporting period”), the Fund returned 9.15%, while DXAG returned 8.75%.2

Fund Review
The Fund had a net asset value (NAV) of $56.73 per share on December 31, 2007 and ended the period with a net asset value of $61.92 per share on June 30, 2008.

Among the Fund’s ten largest holdings as of June 30, 2008, six generated strong positive returns for the reporting period. Yara International, Potash Corp. of Saskatchewan, The Mosaic Co., Agrium, Syngenta and Monsanto each produced robust double-digit gains. Archer-Daniels-Midland, Deere & Co., IOI and Wilmar International lost ground. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Yara Int’l, 4.7%; Potash Corp. of Saskatchewan, 8.1%; The Mosaic Co., 7.6%; Agrium, 4.6%; Syngenta, 8.2%; Monsanto, 7.5%; Archer-Daniels-Midland, 4.9%; Deere & Co., 7.8%; IOI, 4.7%; and Wilmar Int’l, 4.7%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the agriculture business such as economic forces, energy and financial markets, government policies and regulations, and environmental laws and regulations.

*    *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

The DAXglobal® Agribusiness Index (DXAG), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation in connection with the Fund. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXAG or results to be obtained by any person using DXAG in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

1 The DAXglobal® Agribusiness Index (DXAG) is a global, modified market capitalization-weighted index comprised of publicly traded companies engaged in the agriculture business. Only companies with market capitalizations greater than $150 million that have a worldwide average daily trading volume of at least $1 million (over the past six months as well as over each of the past two months) and have maintained a monthly trading volume of 250,000 shares over the past six months are eligible for inclusion in the DXAG.

2 The Fund is passively managed, and may not hold each DXAG component in the same weighting as the DXAG and is subject to certain expenses that DXAG is not. As such, the Fund may not exactly replicate the performance of DXAG.

Agribusiness ETF (ticker: MOO)

MOO PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	DXAG
Year to Date	7.83%	9.15%	8.75%
Life since 8/31/07	51.48%	51.41%	52.32%

Gross Expense Ratio 0.54% / Net Expense Ratio 0.54%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Geographical Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Coal ETF (ticker: KOL)

The Market Vectors–Coal ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of the Stowe Coal IndexSM (COAL)1 by investing in a portfolio of securities that generally replicates COAL.

COAL, calculated and maintained by Standard & Poor’s Custom Indices on behalf of Stowe Global Indexes LLC, is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the coal industry, including coal mining, coal transportation, the manufacture of coal mining equipment and the production of clean coal. As of June 30, 2008, COAL represented 41 publicly traded companies from around the globe.

For the period from the Fund’s commencement date on January 10, 2008 through June 30, 2008 (the “reporting period”), the Fund returned 42.59%, while COAL returned 44.63%.2

Fund Review
The Fund commenced operations with a net asset value (NAV) of $40.39 per share on January 10, 2008 and ended the period with a net asset value of $57.59 per share on June 30, 2008.

Among the Fund’s ten largest holdings as of June 30, 2008, eight posted strong positive returns for the reporting period. Alpha Natural Resources, Walter Industries and Massey Energy each generated triple-digit returns. Arch Coal, Consol Energy, Bucyrus International, Peabody Energy and Bumi Resources each produced robust double-digit gains. China Coal Energy and China Shenhua Energy lost ground. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Alpha Natural Resources, 4.8%; Walter Industries, 4.3%; Massey Energy, 5.0%; Arch Coal, 8.1%; Consol Energy, 8.1%; Bucyrus Int’l, 4.2%; Peabody Energy, 8.7%; Bumi Resources, 7.8%; China Coal Energy, 4.1%; and China Shenhua Energy, 7.5%.]

The Fund is subject to various risks including those associated with making investments in the coal business such as changes in exchange rates, interest rates, government regulations, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Additional risks include worldwide energy price fluctuations, natural disasters, environmental damage claims and risks related to foreign investments.

*    *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

The Stowe Coal IndexSM (COAL), a trademark of Stowe Global Indexes LLC (Stowe), is licensed for use by Van Eck Associates Corporation in connection with the Fund. Stowe neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of COAL or results to be obtained by any person using COAL in connection with trading the Fund. COAL is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses

1 The Stowe Coal Index (COAL) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the coal industry. Only companies with market capitalizations greater than $100 million, a three-month trading volume equal to or greater than 10% of their float-adjusted market capitalization and derive at least 50% of revenues from applicable coal industry sources are eligible for inclusion in COAL.

2 The Fund is passively managed, and may not hold each COAL component in the same weighting as COAL and is subject to certain expenses that COAL is not. As such, the Fund may not exactly replicate the performance of COAL.

Coal ETF (ticker: KOL)

KOL PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	COAL
Life since 1/10/08	43.60%	42.59%	44.63%

Gross Expense Ratio 0.56% / Net Expense Ratio 0.56%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Sector Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Environmental Services ETF (ticker: EVX)

The Market Vectors-Environmental Services ETF (the “Fund”) seeks to replicate the performance, before fees and expenses, of the Amex Environmental Services Index1 (AXENV) by investing in a portfolio of securities that generally replicates AXENV.

AXENV, calculated by the American Stock Exchange (Amex), is a modified equal-dollar-weighted index that provides targeted exposure to publicly traded companies engaged in the management, removal and storage of consumer waste and industrial by-products as well as related environmental services. We believe AXENV is currently the only diversified index specifically designed to benchmark the environmental services or waste management industry. As of June 30, 2008, AXENV represented 24 publicly traded issuers from around the globe.

For the six months ended June 30, 2008 (the “reporting period”), the Fund returned 0.77%, while AXENV returned 0.88%.2

Fund Review
The Fund had a net asset value (NAV) of $51.87 per share on December 31, 2007 and ended the period with a net asset value of $52.27 per share on June 30, 2008. Among the Fund’s ten largest holdings as of June 30, 2008, six generated positive returns for the reporting period. Metalico, Newpark Resources, Darling International, American Ecology, Waste Management and Allied Waste Industries each produced robust double-digit gains. Conversely, Veolia Environnement, Stericycle, Republic Services and Covanta each experienced a share price decline. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Metalico, 3.6%; Newpark Resources, 3.4%; Darling Int’ l, 3.4%; American Ecology, 3.4%; Waste Management, 10.1%; Allied Waste Industries, 9.7%; Veolia Environnement, 10.2%; Stericycle, 3.5%; Republic Services, 9.7%; and Covanta, 3.5%.]

The Fund is subject to various risks including those associated with making investments in environmental services and consumer and industrial waste management companies such as competitive pressures, changes in government regulation, world events and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

*    *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

The Amex Environmental Services Index (AXENV), a trademark of the American Stock Exchange LLC (Amex), is licensed for use by Van Eck Associates Corporation in connection with the Fund. Amex neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person using AXENV in connection with the trading of the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

1 The Amex Environmental Services Index (AXENV) is a modified equal-dollar-weighted index comprised of publicly traded companies engaged in business activities that may benefit from the increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources. AXENV includes common stocks and ADRS of selected companies with market capitalizations greater than $100 million, three-month trading prices greater than $3.00, and three-month daily average traded values greater than $1 million. AXENV is calculated and maintained by the American Stock Exchange (Amex). Amex is the owner of, and maintains, AXENV.

2 The Fund is passively managed, and may not hold each AXENV component in the same weighting as the AXENV and is subject to certain expenses that AXENV is not. As such, the Fund may not exactly replicate the performance of AXENV.

Environmental Services ETF (ticker: EVX)

EVX PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	AXENV
Year to Date	0.86%	0.77%	0.88%
One Year	1.68%	1.79%	1.95%
Life* (annualized)	17.75%	17.68%	18.00%
Life* (cumulative)	32.52%	32.38%	33.01%

* since 10/10/06

Gross Expense Ratio 0.74% / Net Expense Ratio 0.55%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Sector Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Gaming ETF (ticker: BJK)

The Market Vectors–Gaming ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Global Gaming IndexSM (WAGR)1 by investing in a portfolio of securities that generally replicates WAGR. WAGR, calculated and maintained by Standard & Poor’s Custom Indices on behalf of Stowe Global Indexes LLC, is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the global gaming industry, including casino operations, race track operations, sports and horse race betting operations, online gaming operations and/or the provision of related equipment and technologies. As of June 30, 2008, WAGR represented 59 publicly traded companies from around the globe.

For the period from the Fund’s commencement date on January 22, 2008 through June 30, 2008 (the “reporting period”), the Fund declined 18.53%, while WAGR fell 17.67%.2

Fund Review
The Fund commenced operations with a net asset value (NAV) of $39.39 per share on January 22, 2008 and ended the period with a net asset value of $32.09 per share on June 30, 2008.

Among the Fund’s ten largest holdings as of June 30, 2008, Sankyo generated strong double-digit gains, while OPAP and Crown also advanced, though more modestly. MGM Mirage, Las Vegas Sands, International Game Technology, Genting, Wynn Resorts, TABCORP Holdings and Melco PBL Entertainment each saw their share prices decline, as the gaming sector came under notable pressure during the reporting period. Investors grew increasingly concerned about a consumer spending slowdown and the significant amount of new capacity that had been recently introduced to the market, especially in Las Vegas. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Sankyo, 3.3%; OPAP, 7.3%; Crown, 3.7%; MGM Mirage, 3.6%, Las Vegas Sands, 5.7%, International Game Technology, 7.7%; Genting, 4.3%, Wynn Resorts, 4.9%; TABCORP Holdings, 4.9%; and Melco PBL Entertainment, 4.1%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the gaming business such as competitive pressures, changes in government regulation, world events and economic conditions. Additional risks include legislative changes, high correlation within the industry and changes in consumer taste.

*   *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

The S-Network Global Gaming IndexSM (WAGR), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation in connection with the Fund. Stowe Global Indexes LLC neither sponsors or endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of WAGR or results to be obtained by any person using WAGR in connection with trading the Fund. WAGR is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

1 The S-Network Global Gaming Index (WAGR) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the global gaming industry. Only companies with market capitalizations greater than $200 million, a three-month average daily turnover greater than $1 million and derive at least 50% of revenues from applicable sources, including resort facilities related to casino operations, are eligible for inclusion in WAGR.

2 The Fund is passively managed, and may not hold each WAGR component in the same weighting as WAGR and is subject to certain expenses that WAGR is not. As such, the Fund may not exactly replicate the performance of WAGR.

Gaming ETF (ticker: BJK)

BJK PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	WAGR
Life since 1/22/08	-19.85%	-18.53%	-17.67%

Gross Expense Ratio 2.68% / Net Expense Ratio 0.65%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Sector Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Global Alternative Energy ETF (ticker: GEX)

The Market Vectors–Global Alternative Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the Ardour Global IndexSM (Extra Liquid)1 (AGIXL) by investing in a portfolio of securities that generally replicates AGIXL.

AGIXL, calculated by Dow Jones Indexes on behalf of Ardour Global IndexesSM LLC, is a modified capitalization weighted, float adjusted index comprised of publicly traded companies engaged in the production of alternative fuels and/or technologies related to the production of alternative energy power. As of June 30, 2008, AGIXL represented 30 publicly traded companies from around the globe.

For the six months ended June 30, 2008 (the “reporting period”), the Fund declined 14.13%, while AGIXL fell 14.40%.2

Fund Review
The Fund had a net asset value (NAV) of $59.50 per share on December 31, 2007 and ended the period with a net asset value of $51.09 on June 30, 2008.

Among the Fund’s ten largest holdings as of June 30, 2008, Verbund – Oesterreichische Elektrizis, Kurita Water Industries and Vestas Wind Systems each produced strong double-digit gains for the period. Gamesa Corporacion Tecnologica, Itron and First Solar also advanced, though more modestly. Suntech Power Holdings, Renewable Energy, Q-Cells and Solarworld lost ground. Following strong performance in 2007, global alternative energy stocks were affected by the extreme volatility of the broad equity market during the first half of 2008, as investors were particularly cautious about high-growth stocks. Also overhanging the sector was uncertainty over the continuation of investment tax credits and production tax credits in the important U.S. market. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Verbund – Oesterreichische Elektrizis, 6.0%; Kurita Water Industries, 4.5%; Vestas Wind Systems, 15.9%; Gamesa Corporacion Tecnologica, 7.4%; Itron, 3.9%; First Solar, 10.0%; Suntech Power Holdings, 3.9%; Renewable Energy, 4.1%; Q-Cells, 5.6%; and Solarworld, 4.3%.]

The Fund is subject to various risks including those associated with making investments in alternative energy companies such as obsolescence of technology, short product cycles, commodity price volatility, depletion of resources, technical developments and risks associated with companies with a limited operating history.

*    *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR-XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXL is calculated by Dow Jones Indexes. The Fund, based on the AGIXL, is not sponsored, endorsed, sold or promoted by Dow Jones.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

1 The Ardour Global IndexSM (Extra Liquid)(AGIXL) is a rules based, global, modified capitalization-weighted, float adjusted index comprised of publicly traded companies engaged in the production of alternative fuels and/or technologies related to the production of alternative energy power. AGIXL represents the 30 stocks in the Ardour Global Index (Composite) with the highest average of daily trading volume and market capitalization. Stocks must have a market capitalization of greater than $100 million on a rebalancing date to be included in the index. Stocks whose market capitalization falls below $50 million as of any

Global Alternative Energy ETF (ticker: GEX)

rebalancing reconstitution date shall be deleted from the index. Stocks must have a three-month average daily trading price greater than $1.00 per share to be included in the Ardour Global Index (Composite).

2 The Fund is passively managed, and may not hold each AGIXL component in the same weighting as the AGIXL and is subject to certain expenses that AGIXL is not. As such, the Fund may not exactly replicate the performance of AGIXL.

Global Alternative Energy ETF (ticker: GEX)

GEX PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	AGIXL
Year to Date	-14.56%	-14.13%	-14.40%
One Year	18.95%	19.44%	19.06%
Life* (annualized)	24.60%	24.31%	23.50%
Life* (cumulative)	29.11%	28.76%	28.45%

*since 5/3/07

Gross Expense Ratio 0.55% / Net Expense Ratio 0.55%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (05/03/07) to the first day of secondary market trading in shares of the Fund (5/09/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Sector Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Gold Miners ETF (ticker: GDX)

The Market Vectors-Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the Amex Gold Miners Index1 (GDM) by investing in a portfolio of securities that generally replicates GDM.

GDM, calculated by the American Stock Exchange (Amex), is a modified market capitalization-weighted index comprised of common stocks and ADRs of publicly traded companies involved primarily in mining for gold. We believe that GDM is the most comprehensive and diversified representation of today’s gold-mining market, representing 32 publicly traded issuers from around the globe as of June 30, 2008.

For the six months ended June 30, 2008 (the “reporting period”), the Fund returned 5.49%, while GDM returned 5.62%.2

Gold Share and Fund Review
Gold bullion gained $91.48 per ounce during the first half of the year to close on June 30, 2008 at $925.40 per ounce. Propelled by higher gold prices, gold shares, on the whole, also moved higher during the period. The Fund had a net asset value (NAV) of $45.89 per share on December 31, 2007 and ended the period with a net asset value of $48.41 per share on June 30, 2008. Mid-capitalization and large-capitalization gold stocks generally performed well during the first half of the year, with many posting double-digit returns based on earnings growth and production development progress. These gains were somewhat offset by poor performance among many of the smaller gold mining companies and among South African gold stocks. Rising commodities prices caused capital costs to escalate, making it harder for small-cap companies to raise capital. Indeed, small-cap gold stocks, as measured by the BMO Nesbitt Burns Small Cap Gold and Precious Metals Index3, posted an 8.36% decline for the semi-annual period. An electric power crisis in South Africa, which led initially to mine shutdowns and later to reduced production levels, caused South African gold stocks as a whole to decline. Silver mining stocks also struggled during the reporting period.

Among the Fund’s ten largest holdings as of June 30, 2008, nine produced positive returns for the reporting period. Indeed, Agnico-Eagle Mines, Goldcorp, Kinross Gold, Yamana Gold, Randgold Resources, Harmony Gold Mining and Cia de Minas Buenaventura each generated impressive double-digit returns. Barrick Gold and Newmont Mining also produced solid gains, though more modest in comparison. Among the Fund’s top ten holdings, only Gold Fields saw its share price decline over the period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Agnico-Eagle Mines, 5.3%; Goldcorp, 10.6%; Kinross Gold, 5.7%; Yamana Gold, 5.2%; Randgold Resources, 4.5%; Harmony Gold Mining, 4.6%; Cia de Minas Buenaventura, 4.3%; Barrick Gold, 12.5%; Newmont Mining, 7.6%; and Gold Fields, 4.7%.]

The Fund is subject to various risks including those associated with making investments in gold-mining companies such as competitive pressures and fluctuations in the price of gold bullion. In times of stable economic growth, the value of gold and other precious metals may be adversely affected.

*    *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

The Amex Gold Miners Index (GDM), a trademark of the American Stock Exchange LLC (Amex), is licensed for use by Van Eck Associates Corporation in connection with the Fund. Amex neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of GDM or results to be obtained by any person using GDM in connection with the trading of the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because

Gold Miners ETF (ticker: GDX)

of differences in timing, the amount invested and fees and expenses.

1 The Amex Gold Miners Index (GDM) is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver. GDM includes common stocks of American Depositary Receipts (ADRs) of selected companies with market capitalizations greater than $100 million that have an average daily volume of at least 50,000 shares over the past six months. GDM is calculated and maintained by the American Stock Exchange (Amex). Amex is the owner of, and maintains, GDM.

2 The Fund is passively managed, and may not hold each GDM component in the same weighting as GDM and is subject to certain expenses that GDM is not. As such, the Fund may not exactly replicate the performance of GDM.

3 The BMO Nesbitt Burns Small Cap Gold and Precious Metals Index includes 39 gold and precious metals stocks with a total market capitalization of approximately $24 billion. It is a sub-index of the BMO Nesbitt Burns Small Cap Index. The median and mean market capitalizations of the sub-index were approximately $509 million and $613 million, respectively.

Gold Miners ETF (ticker: GDX)

GDX PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	GDM
Year to Date	6.02%	5.49%	5.62%
One Year	30.21%	29.78%	30.37%
Life* (annualized)	10.86%	10.67%	11.25%
Life* (cumulative)	24.50%	24.05%	25.45%

* since 5/16/06

Gross Expense Ratio 0.54% / Net Expense Ratio 0.54%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Geographical Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Nuclear Energy ETF (ticker: NLR)

The Market Vectors-Nuclear Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the DAXglobal® Nuclear Energy Index1 (DXNE) by investing in a portfolio of securities that generally replicates DXNE.

DXNE, calculated by Deutsche Börse AG, is a modified market capitalization-weighted index comprised of publicly traded companies engaged in the nuclear energy business, including uranium miners, uranium enrichment, uranium storage, equipment for use in the provision of nuclear energy, nuclear plant infrastructure, nuclear fuel transportation and nuclear energy generation. As of June 30, 2008, DXNE represented 38 publicly traded companies from around the globe.

For the six months ended June 30, 2008, (the “reporting period”), the Fund declined 4.52%, while DXNE decreased 4.12%.2

Fund Review
The Fund had a net asset value (NAV) of $35.62 per share on December 31, 2007 and ended the period with a net asset value of $34.01 per share on June 30, 2008.

While volatility was high, the nuclear energy sector notably outperformed the broad equity market during the period. Indeed, seven of the Fund’s ten largest holdings as of June 30, 2008 produced positive returns, with British Energy Group, Energy Resources of Australia, JGC, Mitsubishi Heavy Industries and Exelon each generating robust double-digit gains. Cameco and Paladin Energy also advanced, though more modestly. Uranium One, Electricite de France and Constellation Energy Group, on the other hand, each experienced double-digit declines in their share prices over the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: British Energy Group, 8.0%; Energy Resources of Australia, 4.7%; JGC, 4.2%; Mitsubishi Heavy Industries, 6.9%; Exelon, 7.9%; Cameco, 5.1%; Paladin Energy, 5.4%; Uranium One, 5.0%; Electricite de France, 7.7%; and Constellation Energy Group, 7.7%.]

The Fund is subject to various risks including those associated with making investments in nuclear energy companies such as restrictive regulations, accidents, breaches of security, ill-intentioned acts or terrorism, air crashes, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials.

*    *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

The DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation in connection with the Fund. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

1 The DAXglobal® Nuclear Energy Index (DXNE) is a global, modified market capitalization-weighted index comprised of publicly traded companies engaged in the nuclear energy business. Only companies with market capitalizations greater than $150 million that have a worldwide average daily trading volume of at least $1 million (over the past six months as well as over each of the past two months) and have maintained a monthly trading volume of 250,000 shares over the past six months are eligible for inclusion in the DXNE.

2 The Fund is passively managed, and may not hold each DXNE component in the same weighting as the DXNE and is subject to certain expenses that DXNE is not. As such, the Fund may not exactly replicate the performance of DXNE.

Nuclear Energy ETF (ticker: NLR)

NLR PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	DXNE
Year to Date	-3.90%	-4.52%	-4.12%
Life since 8/13/07	-10.02%	-10.50%	-9.73%

Gross Expense Ratio 0.56% / Net Expense Ratio 0.56%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’ s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’ s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Geographical Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Russia ETF (ticker: RSX)

The Market Vectors-Russia ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the Russian stock market, as represented in the DAXglobal® Russia+ Index1 (DXRPUS), by investing in a portfolio of securities that generally replicates DXRPUS.

DXRPUS, calculated by the Deutsche Börse AG, is a modified market capitalization-weighted index composed of publicly traded Russian issuers engaged in various industries, including oil and gas exploration and production, telecommunications, steel production, metals and mining, and electricity generation. As of June 30, 2008, the DXRPUS represented 39 publicly traded Russian issuers. RSX is currently the only U.S.-based ETF that is focused on the Russian stock market.

For the six months ended June 30, 2008 (the “reporting period”), the Fund returned 3.19%, while DXRPUS returned 2.69%.2

Fund Review
The Fund had a net asset value (NAV) of $52.29 per share on December 31, 2007 and ended the period with a net asset value of $53.96 on June 30, 2008.

Among the Fund’s ten largest holdings as of June 30, 2008, Uralkaliy, Gazprom Neft, Evraz Group, Novolipetsk Steel, Rosneft Oil and Lukoil each produced strong double-digit returns. OAO Gazprom also advanced, though more modestly. Sberbank, Surgutneftegaz and Norilsk Nickel lost ground. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Uralkaliy, 4.0%; Gazprom Neft, 4.6%; Evraz Group, 4.8%; Novolipetsk Steel, 4.4%; Rosneft Oil, 8.1%; Lukoil, 7.8%; OAO Gazprom, 8.1%; Sberbank, 7.7%; Surgutneftegaz, 4.4%; and Norilsk Nickel, 6.1%.]

The Fund is subject to various risks including those associated with making investments in Russian companies such as the absence of developed legal structures, national policies, expropriation, potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of the Russian market.

*    *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

The DAXglobal® Russia+ Index (DXRPUS), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation in connection with the Fund. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXRPUS or results to be obtained by any person from using DXRPUS in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

1 The DAXglobal® Russia+ Index (DXRPUS) is a modified market capitalization-weighted index comprised of publicly traded companies that are domiciled in Russia. DXRPUS includes common stocks and DRs of selected companies with market capitalizations greater than $150 million and that have a daily average traded volume of at least $1 million over the past six months. The Index is calculated and maintained by the Deutsche Börse AG.

2 The Fund is passively managed and may not hold each DXRPUS component in the same weighting as DXRPUS and is subject to certain expenses that DXRPUS is not. As such, the Fund may not exactly replicate the performance of DXRPUS.

Russia ETF (ticker: RSX)

RSX PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	DXRPUS
Year to Date	5.63%	3.19%	2.69%
One Year	34.93%	36.67%	36.48%
Life* (annualized)	30.78%	31.09%	32.91%
Life* (cumulative)	37.48%	37.87%	39.16%

* since 4/24/07

Gross Expense Ratio 0.56% / Net Expense Ratio 0.56%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.69% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’ s commencement, for the period from commencement (04/24/07) to the first day of secondary market trading in shares of the Fund (4/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Sector Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Solar Energy ETF (ticker: KWT)

The Market Vectors–Solar Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Solar Energy IndexSM (SOLRX)1 by investing in a portfolio of securities that generally replicates SOLRX.

SOLRX, calculated and maintained by Dow Jones Indexes on behalf of Ardour Global Indexes LLC, is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the production of solar power, including those involved in photovoltaic (PV) systems, concentrated solar power and solar thermal power, solar heating, solar lighting, solar integrators and related technologies. As of June 30, 2008, SOLRX represented 34 publicly traded companies from around the globe. SOLRX is widely considered the pure-play leader in tracking the global solar industry.

For the period from the Fund’s commencement date on April 21, 2008 through June 30, 2008 (the “reporting period”), the Fund declined 4.57%, while SOLRX fell 3.91%.2

Fund Review
The Fund commenced operations with a net asset value (NAV) of $40.68 per share on April 21, 2008 and ended the period with a net asset value of $38.82 per share on June 30, 2008.

Among the Fund’s ten largest holdings as of June 30, 2008, Energy Conversion Devices generated an impressive triple-digit gain, and PV Crystalox Solar and LDK Solar posted solid double-digit returns. However, JA Solar Holdings, Sunpower, Renewable Energy, Suntech Power Holdings, Solarworld, First Solar and Q-Cells each experienced share price declines. As a whole, the solar energy industry outpaced the broad equity market for the reporting period, but struggled as investors were particularly cautious about high-growth stocks. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Energy Conversion Devices, 4.8%; PV Crystalox Solar, 4.2%; LDK Solar, 4.0%; JA Solar Holdings, 3.9%; Sunpower, 4.3%; Renewable Energy, 9.9%; Suntech Power Holdings, 4.3%; Solarworld, 10.4%; First Solar, 10.5%; and Q-Cells, 9.7%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the solar energy business such as competitive pressures, changes in government policy and regulation, economic and political conditions, world events and risks related to foreign investments. Additional risks include short product cycles, technological developments and obsolescence, commodity and energy price volatility, depletion of resources and a variety of risks associated with companies with limited operating histories.

*    *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

“Ardour Global IndexesSM, LLC” and “Ardour Solar Energy IndexSM” (SOLRX) are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. SOLRX is calculated by Dow Jones Indexes. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Solar Energy ETF (ticker: KWT)

1 The Ardour Solar Energy IndexSM (SOLRX) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the solar energy industry. Only companies with market capitalizations greater than $100 million, a minimum free float of $50 million, a minimum average daily trading volume of $1 million and derive at least

66% of revenues from the solar energy industry are eligible for inclusion in SOLRX.

2 The Fund is passively managed and may not hold each SOLRX component in the same weighting as SOLRX and is subject to certain expenses that SOLRX is not. As such, the Fund may not exactly replicate the performance of SOLRX.

Solar Energy ETF (ticker: KWT)

KWT PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	SOLRX
Life since 4/21/08	-4.79%	-4.57%	-3.91%

Gross Expense Ratio 1.10% / Net Expense Ratio 0.65%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/23/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Geographical Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Steel ETF (ticker: SLX)

The Market Vectors-Steel ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the Amex Steel Index1 (STEEL) by investing in a portfolio of securities that generally replicates STEEL.

STEEL, calculated by the American Stock Exchange (Amex), is a modified market capitalization-weighted index comprised of common stocks and ADRs of publicly traded companies that are primarily involved in a variety of activities related to steel production, including the operation of mills, the manufacturing of steel, the fabrication of steel shapes and products, and the extradition and reduction of iron ore. We believe that STEEL is currently the most broadly diversified index specifically designed as an effective benchmark for the steel industry, representing more companies than any other steel index and encompassing a broad, global range of companies across the market capitalization spectrum. As of June 30, 2008, STEEL represented 28 publicly traded issuers from around the globe.

For the six months ended June 30, 2008 (the “reporting period”), the Fund returned 24.61%, while STEEL returned 24.98%.2

Fund Review
The Fund had a net asset value (NAV) of $85.02 per share on December 31, 2007 and ended the period with a net asset value of $105.94 per share on June 30, 2008.

Among the Fund’s ten largest holdings as of June 30, 2008, performance was robust for the reporting period, with nine of the ten producing impressive gains. Cleveland-Cliffs generated triple-digit returns. Gerdau, Mechel Oao, Cia Siderurgica Nacional, AK Steel, ArcelorMittal, Rio Tinto and Cia Vale do Rio Doce all saw their shares surge as well, with each posting double-digit increases. Ternium also advanced, though more modestly. The only top-ten holding to lose ground for the semi-annual period was POSCO. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Cleveland-Cliffs, 4.7%; Gerdau, 5.0%; Mechel Oao, 4.5%; Cia Siderurgica Nacional, 5.0%; AK Steel, 4.7%; ArcelorMittal, 11.5%; Rio Tinto, 12.5%; Cia Vale do Rio Doce, 11.4%; Ternium, 4.5%; and POSCO, 5.0%.]

The Fund is subject to various risks including those associated with making investments in steel companies such as competitive pressures, fluctuations in the price of steel, changes in government regulation, world events and economic conditions.

*    *    *

All Fund assets referenced are Total Net Assets as of June 30, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to NAV in the secondary market.

The Amex Steel Index (STEEL), a trademark of the American Stock Exchange LLC (Amex), is licensed for use by Van Eck Associates Corporation in connection with the Fund. Amex neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of STEEL or results to be obtained by any person using STEEL in connection with the trading of the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

1 The Amex Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in steel production and fabrication, or mining and processing of iron ore. STEEL includes common stocks and ADRs of selected companies with market capitalizations greater than $100 million and a daily average traded volume of at least $1 million over the past three months. STEEL is calculated and maintained by the American Stock Exchange (Amex).

2 The Fund is passively managed, and may not hold each STEEL component in the same weighting as STEEL and is subject to certain expenses that STEEL is not. As such, the Fund may not exactly replicate the performance of STEEL.

Steel ETF (ticker: SLX)

SLX PERFORMANCE RECORD AS OF 6/30/08 (unaudited)

	Total Return
	SHARE PRICE	NAV	STEEL
Year to Date	24.65%	24.61%	24.98%
One Year	61.95%	61.07%	61.72%
Life* (annualized)	75.35%	75.29%	76.36%
Life* (cumulative)	163.22%	163.07%	165.84%

* since 10/10/06

Gross Expense Ratio 0.55% / Net Expense Ratio 0.55%
The Adviser has contractually agreed to waive management fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Geographical Weightings* as of June 30, 2008 (unaudited)

*	Percentage of net assets.
Portfolio is subject to change.

Market Vectors ETF Trust

Explanation of Expenses (unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 to June 30, 2008.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” .

Hypothetical Example for Comparison Purposes

The second line in the table below provides informaation about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During Period*
	Value	Value	Expense	January 1, 2008-
	January 1, 2008	June 30, 2008	Ratio	June 30, 2008
Agribusiness ETF
Actual	$1,000.00	$1,091.50	0.54%	$2.80
Hypothetical **	$1,000.00	$1,022.18	0.54%	$2.71
Coal ETF ***
Actual	$1,000.00	$1,425.90	0.56%	$3.39
Hypothetical **	$1,000.00	$1,022.07	0.56%	$2.82
Environmental Services ETF
Actual	$1,000.00	$1,007.70	0.55%	$2.74
Hypothetical **	$1,000.00	$1,022.13	0.55%	$2.76
Gaming ETF ***
Actual	$1,000.00	$814.70	0.65%	$2.92
Hypothetical **	$1,000.00	$1,021.65	0.65%	$3.25
Global Alternative Energy ETF
Actual	$1,000.00	$858.70	0.55%	$2.56
Hypothetical **	$1,000.00	$1,022.11	0.55%	$2.78
Gold Miners ETF
Actual	$1,000.00	$1,054.90	0.54%	$2.78
Hypothetical **	$1,000.00	$1,022.16	0.54%	$2.73
Nuclear Energy ETF
Actual	$1,000.00	$954.80	0.56%	$2.74
Hypothetical **	$1,000.00	$1,022.06	0.56%	$2.84
Russia ETF
Actual	$1,000.00	$1,031.90	0.56%	$2.81
Hypothetical **	$1,000.00	$1,022.10	0.56%	$2.80
Solar Energy ETF ***
Actual	$1,000.00	$954.30	0.65%	$3.17
Hypothetical **	$1,000.00	$1,021.62	0.65%	$3.28
Steel ETF
Actual	$1,000.00	$1,246.10	0.55%	$3.05
Hypothetical **	$1,000.00	$1,022.15	0.55%	$2.75

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2008), multiplied by the average account value over the period, multiplied by 182 and divided by 366 (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses.
***	For comparative purposes, the information presented covers a six month period even though the commencement of operations was January 10, 2008 for Coal ETF, January 22, 2008 for Gaming ETF and April 21, 2008 for Solar Energy ETF.

[This Page Intentionally Left Blank]

Agribusiness ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.9%
Argentina: 0.3%
347,357	Cresud S.A. (ADR)	$5,161,725
Australia: 0.7%
1,041,585	ABB Grains Ltd. *†#	8,290,298
2,406,340	AWB Ltd. †#	5,563,577
		13,853,875
Canada: 9.6%
746,418	Maple Leaf Foods, Inc. *	8,041,347
690,308	Potash Corp. of Saskatchewan	157,783,700
1,644,280	Viterra, Inc. *	22,689,784
		188,514,831
China/Hong Kong: 1.1%
24,929,300	China Agri-Industries
	Holdings Ltd. *#	18,225,998
20,809,257	Pine Agritech Ltd. †#	2,305,598
		20,531,596
Indonesia: 2.3%
10,923,376	PT Astra Agro Lestari Tbk #	35,159,064
9,465,202	PT Perusahaan Perkebunan
	London Sumatra Indonesia
	Tbk *#	10,825,097
		45,984,161
Ireland: 0.8%
2,035,101	Glanbia PLC *#	15,445,229
Japan: 4.4%
3,081,392	Komatsu Ltd. #	86,197,485
Malaysia: 6.8%
40,307,200	IOI Corp. BHD. #	92,079,088
7,404,670	Kuala Lumpur Kepong BHD. #	39,978,626
		132,057,714
Mexico: 0.5%
3,907,672	Gruma S.A. de C.V. (Class B)	10,702,366
Netherlands: 2.9%
1,646,021	CNH Global N.V.	55,915,333
Norway: 4.7%
1,032,710	Yara International ASA #	91,199,942
Singapore: 9.1%
69,197,061	Golden Agri-Resources Ltd. #	45,740,803
10,042,263	Indofood Agri Resources
	Ltd. *#	18,865,440
11,881,278	Olam International Ltd. *†#	21,223,435
24,764,774	Wilmar International Ltd. †#	92,150,241
		177,979,919
Switzerland: 8.2%
2,464,780	Syngenta A.G. (ADR) †	159,471,265
Number
of Shares		Value

United States: 48.5%
636,281	AGCO Corp. *	$33,347,487
838,871	Agrium, Inc.	90,212,187
2,811,500	Archer-Daniels-Midland Co.	94,888,125
291,130	Aventine Renewable Energy
	Holdings, Inc. *	1,280,972
770,501	Bunge Ltd.	82,975,253
391,043	CF Industries Holdings, Inc.	59,751,370
514,144	Corn Products International,
	Inc.	25,249,612
565,196	Darling International, Inc. *	9,337,038
2,102,828	Deere & Co.	151,676,984
84,160	Gehl Co. *	1,244,726
82,655	Lindsay Corp.	7,023,195
114,861	MGP Ingredients, Inc.	666,194
1,157,586	Monsanto Co.	146,365,174
306,113	Pacific Ethanol, Inc. *	554,065
513,686	Pilgrim’s Pride Corp.	6,672,781
932,246	Smithfield Foods Inc. *	18,533,050
633,839	Terra Industries Inc.	31,279,955
125,550	The Andersons, Inc.	5,111,141
1,021,875	The Mosaic Co. *	147,865,313
1,977,410	Tyson Foods, Inc.	29,542,505
1,094,809	VeraSun Energy Corp. *	4,521,561
		948,098,688
Total Common Stocks
(Cost: $1,803,821,782)		1,951,114,129
MONEY MARKET FUND: 0.0%
(Cost: $467,134)
	Fidelity Institutional Money
	Market Fund - Treasury
467,134	Portfolio Class III Shares	467,134
Total Investments Before Collateral
for Securities Loaned: 99.9%
(Cost: $1,804,288,916)		1,951,581,263
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 6.7%
(Cost: $131,894,342)
	Bank of New York
131,894,342	Institutional Cash Reserve	131,894,342
Total Investments: 106.6%
(Cost: $1,936,183,258)		2,083,475,605
Liabilities in excess of other assets: (6.6)%		(129,868,098)
NET ASSETS: 100.0%		$1,953,607,507

See Notes to Financial Statements

Agribusiness ETF

Schedule of Investments
June 30, 2008 (unaudited) (continued)

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $126,553,483.
#	Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $583,249,921 which represents 29.9% of net assets.

Summary of
Investments by
Sector Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Agricultural Chemicals	47.4%	$924,573,726
Agricultural Equipment	18.0	350,850,439
Agriproduct Operations	30.1	587,021,994
Ethanol/Biodiesel	1.7	33,919,634
Livestock Operations	2.8	54,748,336
Money Market Fund	0.0	467,134
	100.0%	$1,951,581,263

See Notes to Financial Statements

Coal ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Australia: 7.5%
1,370,200	Centennial Coal Co. Ltd. †#	$7,337,769
376,409	Felix Resources Ltd. #	6,132,577
221,386	Gloucester Coal Ltd.	2,740,644
421,969	Macarthur Coal Ltd. †	6,831,378
876,374	New Hope Corp. Ltd. #	4,491,249
714,026	Riversdale Mining Ltd. *#	8,071,386
527,326	Whitehaven Coal Ltd. *#	2,260,873
		37,865,876
Canada: 1.1%
189,939	CIC Energy Corp. *	1,449,044
371,571	Coalcorp Mining Inc. *†	651,911
403,461	Western Canadian Coal Corp. *†	3,563,166
		5,664,121
China/Hong Kong: 16.6%
11,855,043	China Coal Energy Co. Ltd. #	20,767,163
9,615,789	China Shenhua Energy Co. Ltd. #	37,843,752
4,960,825	Fushan International Energy
	Group Ltd. *†#	3,821,935
3,789,421	Hidili Industry International
	Development Ltd. #	6,623,045
8,155,120	Yanzhou Coal Mining Co Ltd. #	15,203,868
		84,259,763
Indonesia: 9.8%
44,215,500	Bumi Resources Tbk PT	39,323,980
16,034,500	Darma Henwa Tbk PT *#	697,218
1,054,052	Indo Tambangraya Megah PT #	3,849,026
3,355,500	Tambang Batubara Bukit Asam
	Tbk PT #	5,978,558
		49,848,782
Japan: 0.6%
619,500	Mitsui Mining Co Ltd. #	2,137,667
1,060,500	Sumitomo Coal Mining Co
	Ltd. *†	1,050,446
		3,188,113
Singapore: 1.1%
2,166,800	Straits Asia Resources Ltd. †#	5,630,656
South Africa: 1.9%
459,425	Exxaro Resources Ltd. #	8,442,819
549,895	Sentula Mining Ltd. #	943,196
		9,386,015
Thailand: 3.1%
984,680	Banpu PCL	15,549,904
United Kingdom: 1.1%
494,204	UK Coal PLC *#	5,456,325
United States: 57.2%
232,427	Alpha Natural Resources, Inc. *	24,239,812
544,678	Arch Coal, Inc.	40,867,190
290,496	Bucyrus International, Inc.	21,212,018
Number
of Shares		Value

United States: (continued)
367,054	Consol Energy Inc.	$41,245,858
186,327	Foundation Coal Holdings Inc.	16,504,846
48,901	FreightCar America, Inc.	1,735,986
58,060	Fuel Tech, Inc. *	1,023,017
170,814	Headwaters, Inc.	2,010,481
632,940	International Coal Group Inc. *†	8,259,867
99,137	James River Coal Co. *	5,818,350
256,573	Joy Global Inc.	19,455,931
267,670	Massey Energy	25,094,063
110,036	Patriot Coal Corp. *	16,867,418
501,925	Peabody Energy Co.	44,194,496
198,412	Walter Industries, Inc.	21,581,273
		290,110,606
Total Common Stocks
(Cost: $420,716,546)		506,960,161
Total Investments Before Collateral
for Securities Loaned: 100.0%
(Cost: $420,716,546)		506,960,161
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 3.9%
(Cost: $19,624,388)
	Bank of New York
19,624,388	Institutional Cash Reserve	19,624,388
Total Investments: 103.9%
(Cost: $440,340,934)		526,584,549
Liabilities in excess of other assets: (3.9)%		(19,769,679)
NET ASSETS: 100.0%		$506,814,870

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,640,300.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $145,689,082, which represents 28.7% of net assets.

Summary of
Investments by
Sector Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Coal Mining and Production	83.4%	$422,981,758
Coal Mining Equipment	8.0	40,667,949
Coal Mining Services	0.1	697,218
Coal Power Generation	7.5	37,843,752
Coal Technology	0.6	3,033,498
Coal Transportation	0.4	1,735,986
	100.0%	$506,960,161

See Notes to Financial Statements

Environmental Services ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.1%
Canada: 3.2%
190,885	Waste Services, Inc. *†	$1,343,830
France: 10.3%
76,740	Veolia Environnement (ADR)	4,285,929
United States: 86.6%
320,053	Allied Waste Industries, Inc. *	4,039,069
48,651	American Ecology Corp. †	1,436,664
196,022	Basin Water, Inc. *†	917,383
87,943	Calgon Carbon Corp. *†	1,359,599
66,848	Casella Waste Systems, Inc. *†	814,877
18,874	Clean Harbors, Inc. *†	1,341,186
54,650	Covanta Holding Corp. *	1,458,609
85,903	Darling International, Inc. *	1,419,118
69,238	Fuel Tech, Inc. *†	1,219,974
29,909	Layne Christensen Co. *†	1,309,715
85,987	Metalico, Inc. *†	1,506,492
63,388	Nalco Holding Co.	1,340,656
183,065	Newpark Resources, Inc. *	1,438,891
331,007	Perma-Fix Environmental
	Services, Inc. *	956,610
473,901	Rentech, Inc. *	900,412
136,938	Republic Services, Inc.	4,067,059
22,952	Shaw Group, Inc. *	1,418,204
28,479	Stericycle, Inc. *	1,472,364
57,760	Tetra Tech, Inc. *†	1,306,531
42,882	Waste Connections, Inc. *	1,369,222
112,285	Waste Management, Inc.	4,234,267
141,506	WCA Waste Corp. *	898,563
		36,225,465
Total Common Stocks
(Cost: $42,718,494)		41,855,224
MONEY MARKET FUND: 0.5%
(Cost $199,636)
	Fidelity Institutional Money
	Market Fund - Treasury
199,636	Portfolio Class III Shares	199,636
Total Investments Before Collateral
for Securities Loaned: 100.6%
(Cost: $42,918,130)		42,054,860
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 18.9%
(Cost $7,899,036)
	Bank of New York
7,899,036	Institutional Cash Reserve	7,899,036
Total Investments: 119.5%
(Cost $50,817,166)		49,953,896
Liabilities in excess of other assets: (19.5)%		(8,139,133)
NET ASSETS: 100.0%		$41,814,763

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,587,602.
ADR — American Depositary Receipt

Summary of
Investments by
Sector Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Alternative Waste Technologies	6.6%	$2,778,717
Energy-Alternate Sources	3.5	1,458,609
Engineering/R&D Services	11.9	5,023,669
Environmental Consulting
& Engineering	6.4	2,692,338
Hazardous Waste Disposal	10.0	4,196,054
Miscellaneous Building &
Construction	3.1	1,309,715
Non-hazardous Waste Disposal	42.5	17,886,169
Oil-Field Services	3.4	1,438,891
Recycling	3.6	1,506,492
Water	8.5	3,564,570
Money Market Fund	0.5	199,636
	100.0%	$42,054,860

See Notes to Financial Statements

Gaming ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.9%
Australia: 15.2%
14,762	Aristocrat Leisure Ltd. #	$90,762
12,181	Consolidated Media Holdings
	Ltd. #	38,595
13,310	Crown Ltd. #	118,521
16,778	TABCORP Holdings Ltd. #	157,920
36,799	Tatts Group Ltd. #	83,103
		488,901
Austria: 0.8%
871	BWIN Interactive Entertainment
	A.G. *#	24,188
Canada: 1.6%
2,042	Great Canadian Gaming Corp. *	18,275
1,445	MI Developments, Inc.	32,687
		50,962
China/Hong Kong: 1.4%
127,690	China LotSynergy Holdings
	Ltd. *#	4,918
59,996	Galaxy Entertainment Group
	Ltd. *#	38,987
		43,905
Greece: 9.5%
4,066	Intralot S.A. #	69,901
6,696	OPAP S.A. #	234,449
		304,350
Ireland: 1.4%
410	CryptoLogic Ltd. (ADR)	5,888
1,182	Paddy Power PLC #	37,289
		43,177
Italy: 2.1%
1,974	Lottomatica S.p.A. †#	58,857
1,758	Snai S.p.A. *#	9,387
		68,244
Japan: 4.8%
710	Aruze Corp.	21,098
5	Fields Corp. #	8,839
1,625	Heiwa Corp. #	17,248
231	Mars Engineering Corp.	3,399
1,602	Sankyo Co, Ltd. #	104,560
		155,144
Malaysia: 8.6%
20,316	Berjaya Sports Toto BHD	30,218
79,695	Genting BHD #	136,992
99,363	Resorts World BHD #	79,218
7,286	Tanjong PLC #	30,607
		277,035
Number
of Shares		Value

New Zealand: 1.1%
14,434	Sky City Entertainment Group
	Ltd. #	$33,614
South Africa: 1.2%
3,767	Gold Reef Resorts Ltd. #	7,367
2,887	Sun International Ltd. #	32,381
		39,748
South Korea: 2.2%
3,220	Kangwon Land, Inc. #	70,417
Sweden: 1.0%
892	Betsson A.B. #	10,453
929	Unibet Group PLC #	22,664
		33,117
United Kingdom: 12.3%
9,601	888 Holdings PLC #	27,316
10,229	IG Group Holdings PLC #	66,928
19,212	Ladbrokes PLC #	97,534
7,302	PartyGaming PLC *#	38,104
6,878	Playtech Ltd. #	74,643
8,137	Rank Group PLC #	12,962
10,800	Sportingbet PLC *#	7,291
11,090	William Hill PLC #	70,273
		395,051
United States: 36.7%
811	Ameristar Casinos, Inc.	11,208
1,595	Bally Technologies, Inc. *	53,911
1,789	Boyd Gaming Corp.	22,470
298	Churchill Downs Inc.	10,391
929	Dover Downs Gaming &
	Entertainment, Inc.	5,964
2,427	Global Cash Access Holdings, Inc. *	16,649
9,950	International Game Technology	248,551
522	Isle of Capri Casinos, Inc. *	2,500
3,873	Las Vegas Sands Corp. *	183,735
14,078	Melco PBL Entertainment Ltd.
	(ADR) *	131,207
3,379	MGM Mirage *	114,514
350	Monarch Casino & Resort, Inc. *	4,130
802	Multimedia Games, Inc. *	3,545
2,379	Penn National Gaming, Inc. *	76,485
1,902	Pinnacle Entertainment, Inc. *	19,952
220	Riviera Holdings Corp. *	2,233
2,124	Scientific Games Corp. *	62,913
1,090	Shuffle Master, Inc. *	5,385
1447	WMS Industries Inc. *	43,077
1,938	Wynn Resorts Ltd.	157,656
		1,176,476

See Notes to Financial Statements

Gaming ETF

Schedule of Investments
June 30, 2008 (unaudited) (continued)

Number
of Shares		Value

Total Common Stocks
(Cost: $3,931,365)		$3,204,329
Total Investments Before Collateral
for Securities Loaned: 99.9%
(Cost: $3,931,365)		3,204,329
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 1.6%
(Cost: $51,935)
	Bank of New York
51,935	Institutional Cash Reserve	51,935
Total Investments: 101.5%
(Cost: $3,983,300)		3,256,264
Liabilities in excess of other assets: (1.5)%		(47,722)
NET ASSETS: 100.0%		$3,208,542

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $49,223.
#	Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $1,916,288 which represents 59.7% of net assets.

Summary of
Investments by
Sector Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Casinos and Resorts	33.3%	$1,067,311
Gaming Technology	35.1	1,125,638
Horse Racing	4.0	128,950
Lottery Operators	0.2	4,918
Online Gaming	4.1	130,016
Sports Betting	23.3	747,496
	100.0%	$3,204,329

See Notes to Financial Statements

Global Alternative Energy ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.7%
Austria: 6.0%
235,212	Verbund - Oesterreichische
	Elektrizis A.G. #	$21,017,724
Canada: 2.9%
351,845	Methanex Corp.	9,994,749
China/Hong Kong: 12.6%
3,064,170	BYD Co. Ltd. #	3,935,115
1,075,292	Dongfang Electrical Machinery †#	3,158,343
546,574	JA Solar Holdings Co., Ltd. (ADR) *	9,209,772
152,052	LDK Solar Co., Ltd. (ADR) *†	5,759,730
364,695	Suntech Power Holdings Co.
	Ltd. (USD) *†	13,661,475
109,271	Trina Solar Ltd. (ADR) *†	3,348,064
315,054	Yingli Green Energy Holding Co.
	Ltd. (ADR) *†	5,015,660
		44,088,159
Denmark: 15.8%
425,838	Vestas Wind Systems A/S *#	55,479,710
Germany: 13.3%
133,042	Conergy A.G. †#	2,751,879
216,023	Nordex A.G. *†#	8,916,448
195,229	Q-Cells A.G. *†#	19,753,911
320,021	Solarworld A.G. †#	15,164,101
		46,586,339
Japan: 4.5%
422,004	Kurita Water Industries Ltd. #	15,684,477
Norway: 4.1%
550,769	Renewable Energy Corp A.S. *#	14,219,289
Spain: 8.4%
531,165	Gamesa Corporacion
	Tecnologica S.A. #	26,022,242
234,884	Solaria Energia y Medio
	Ambiente S.A. *†#	3,370,694
		29,392,936
United States: 32.1%
183,404	American Superconductor
	Corp. *†	6,575,033
362,710	Cree Inc. *†	8,273,415
164,484	Energy Conversion Devices,
	Inc. *†	12,112,602
581,906	Evergreen Solar, Inc. *†	5,638,669
128,331	First Solar, Inc. *	35,011,264
402,823	FuelCell Energy, Inc. *†	2,860,043
337,776	International Rectifier Corp. *	6,485,299
137,718	Itron, Inc. *	13,544,565
96,952	Ormat Technologies, Inc. †	4,768,099
Number
of Shares		Value

United States:
155,007	Renesola Ltd. *	$2,681,621
161,773	Sunpower Corp. *†	11,644,421
664,074	VeraSun Energy Corp. *†	2,742,626
		112,337,657
Total Common Stocks
(Cost: $345,311,525)		348,801,040
MONEY MARKET FUND: 0.2%
(Cost: $593,916)
	Fidelity Institutional Money
	Market Fund - Treasury
593,916	Portfolio Class III Shares	593,916
Total Investments Before Collateral
for Securities Loaned: 99.8%
(Cost: $345,905,441)		349,394,956
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 28.4%
(Cost: $99,340,708)
	Bank of New York
99,340,708	Institutional Cash Reserve	99,340,708
Total Investments: 128.2%
(Cost: $445,246,149)		448,735,664
Liabilities in excess of other assets: (28.2)%		(98,764,951)
NET ASSETS: 100.0%		$349,970,713

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $96,266,869.
#	Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $189,473,933 which represents 54.1% of net assets.

Summary of
Investments by
Sector Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Alternative Energy Sources	83.4%	$291,443,093
Distributed Generation	0.8	2,860,043
Energy Efficiency	3.9	13,544,565
Environmental Technologies	4.5	15,684,477
Enabling Technologies	7.2	25,268,862
Money Market Fund	0.2	593,916
	100.0%	$349,394,956

See Notes to Financial Statements

Gold Miners ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.5%
Canada: 50.8%
1,294,306	Agnico-Eagle Mines Ltd. †	$96,257,537
3,437,174	Aurizon Mines Ltd. *	16,876,524
4,955,816	Barrick Gold Corp.	225,489,628
8,044,868	Eldorado Gold Corp. *†	69,588,108
2,759,805	Gammon Gold Inc. *†	29,943,884
4,136,799	Goldcorp, Inc.	190,996,010
4,939,293	Great Basin Gold Ltd. *†	16,793,596
4,324,480	Kinross Gold Corp. †	102,100,973
1,883,999	PAN American Silver Corp. *†	65,148,685
2,048,899	Tanzanian Royalty Exploration
	Corp. *†	9,691,292
5,701,532	Yamana Gold, Inc. †	94,303,339
		917,189,576
Peru 4.3%
1,184,289	Cia de Minas Buenaventura
	S.A. (ADR)	77,416,972
South Africa: 13.3%
1,911,308	AngloGold Ashanti Ltd. (ADR) †	64,869,794
723,795	AngloGold Ashanti Ltd. (ADR)
	Rights *	7,078,715
6,764,305	Gold Fields Ltd. (ADR)	85,568,458
6,715,597	Harmony Gold Mining Co Ltd.
	(ADR) *†	82,266,063
		239,783,030
United Kingdom: 6.8%
1,777,966	Randgold Resources Ltd.
	(ADR) †	82,106,470
1,462,236	Silver Standard Resources, Inc.
	(ADR) *†	41,893,061
		123,999,531
United States: 24.3%
1,374,492	Apex Silver Mines Ltd. *†	6,748,756
12,848,440	Coeur d’Alene Mines Corp. *†	37,260,476
5,503,119	Golden Star Resources Ltd. *†	14,803,390
2,970,975	Hecla Mining Co. *†	27,511,229
6,894,611	IAMGOLD Corp. †	41,712,397
1,854,533	Metallica Resources, Inc. *	12,406,826
1,156,089	Minefinders Corp. *†	12,023,326
2,746,694	Nevsun Resources Ltd. *	5,768,057
2,624,098	Newmont Mining Corp.	136,872,952
5,928,289	Northgate Minerals Corp. *	16,302,795
3,118,732	Orezone Resources, Inc. *†	3,742,478
791,163	Royal Gold, Inc. †	24,810,872
869,950	Seabridge Gold, Inc. *†	19,138,900
5,217,986	Silver Wheaton Corp. *†	76,443,495
802,688	Vista Gold Corp. *†	2,929,811
		438,475,760
Number
of Shares		Value

Total Common Stocks
(Cost: $1,834,654,888)		$1,796,864,869
Total Investments Before Collateral
for Securities Loaned: 99.5%
(Cost: $1,834,654,888)		1,796,864,869
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 17.1%
(Cost: $308,469,813)
	Bank of New York
308,469,813	Institutional Cash Reserve	308,469,813
Total Investments: 116.6%
(Cost: $2,143,124,701)		2,105,334,682
Liabilities in excess of other assets: (16.6)%		(299,436,893)
NET ASSETS: 100.0%		$1,805,897,789

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $295,050,478.
ADR — American Depositary Receipt

Summary of
Investments by
Sector Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Gold	83.5%	$1,499,891,957
Silver	10.6	190,233,997
Precious Metals	4.4	79,227,686
Metal-Diversified	1.5	27,511,229
	100.0%	$1,796,864,869

See Notes to Financial Statements

Nuclear Energy ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.8%
Australia: 12.3%
1,624,056	Alliance Resources Ltd. *†#	$2,096,501
868,868	Bannerman Resources Ltd. †*#	2,076,065
6,599,333	Deep Yellow Ltd. *#	1,604,876
563,870	Energy Resources of Australia
	Ltd. †#	12,401,192
2,326,639	Paladin Resources Ltd. †*#	14,220,223
		32,398,857
Canada: 19.5%
436,294	Aurora Energy Resources, Inc. *	1,823,357
1,129,603	Denison Mines Corp. †*	9,920,421
780,174	First Uranium Corp. *	4,829,227
458,645	Forsys Metals Corp. *	1,943,890
495,256	Fronteer Development Group,
	Inc. *	2,509,108
350,184	Laramide Resources Ltd. *	1,684,390
1,114,288	Mega Uranium Ltd. *	2,537,091
683,899	Strateco Resources, Inc.	1,361,664
431,276	Strathmore Minerals Corp. *	680,145
729,774	Tournigan Gold Corp. †*	661,763
1,083,998	UEX Corp. *	4,765,296
2,785,610	Uranium One, Inc. *	13,179,171
430,479	Uranium Participation
	Corp. †*	4,136,977
554,855	Ur-Energy, Inc. *	1,268,803
		51,301,303
France: 11.4%
8,506	Areva *#	9,921,685
213,580	Electricite de France S.A. #	20,246,723
		30,168,408
Japan: 23.9%
1,164,400	Hitachi Plant Technologies
	Ltd. †#	4,319,284
5,152,400	IHI Corp. #	10,454,441
566,200	JGC Corp. #	11,168,354
3,035,800	Kajima Corp. #	10,638,831
3,807,900	Mitsubishi Heavy Industries
	Ltd. #	18,218,468
263,100	Taihei Dengyo Kaisha, Ltd. #	2,415,999
580,800	Toshiba Plant Systems &
	Services Corp. †#	5,001,494
173,200	UTOC Corp. #	840,703
		63,057,574
United Kingdom: 8.4%
1,507,765	British Energy Group PLC #	21,193,302
245,527	Nufcor Uranium Ltd. *#	1,041,403
		22,234,705
Number
of Shares		Value

United States: 24.3%
108,603	American Ecology Corp.	$3,207,047
313,897	Cameco Corp.	13,456,764
61,498	Central Vermont Public Service
	Corp. †	1,191,216
247,344	Constellation Energy Group, Inc.	20,306,942
230,032	Exelon Corp.	20,693,679
311,329	Uranium Resources, Inc. *	1,148,804
661,673	USEC, Inc. *†	4,022,972
		64,027,424
Total Common Stocks
(Cost: $276,914,570)		263,188,271
Total Investments Before Collateral
for Securities Loaned: 99.8%
(Cost: $276,914,570)		263,188,271
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 12.7%
(Cost $33,331,578)
	Bank of New York
33,331,578	Institutional Cash Reserve	33,331,578
Total Investments: 112.5%
(Cost: $310,246,148)		296,519,849
Liabilities in excess of other assets: (12.5)%		(32,906,229)
NET ASSETS: 100.0%		$263,613,620

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $31,953,904.
#	Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $147,859,544, which represents 56.1% of net assets.

Summary of
Investments by
Sector Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Nuclear Fuel Transport	1.5%	$4,047,750
Nuclear Plant Builder	23.6	62,216,871
Nuclear Power Generation	35.6	93,553,547
Uranium Enrichment	1.5	4,022,972
Uranium Miners	36.2	95,210,154
Uranium Storage	1.6	4,136,977
	100.0%	$263,188,271

See Notes to Financial Statements

Russia ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.7%
Basic Materials: 29.9%
640,596	Evraz Group S.A. (GDR) #R	$74,300,617
3,736,651	JSC MMC Norilsk Nickel
	(ADR) #	94,132,255
1,726,359	Magnitogorsk Iron & Steel
	Works (GDR) †#R	30,044,487
836,041	Mechel OAO (ADR)	41,417,471
1,203,693	Novolipetsk Steel (GDR) †#	68,148,849
632,665	Polymetal (GDR) †*#R	5,019,284
765,742	Polyus Gold Co. (ADR) #	22,157,046
1,560,300	Raspadskaya	14,705,063
2,023,911	Severstal (GDR) #R	52,164,788
853,304	Uralkali (GDR) *#	61,561,277
		463,651,137
Communications: 12.3%
839,389	Comstar United TeleSystems
	(GDR) #R	8,392,021
305,581	CTC Media, Inc. *	7,535,627
800,613	Mobile TeleSystems OJSC
	(ADR)	61,334,962
243,969	Rostelecom (ADR)	17,695,072
24,123,697	Sibirtelecom JSC *	2,188,984
969,085	Sistema JSFC (GDR) #R	29,128,204
64,868,999	Uralsvyazinform	3,392,000
2,059,607	Vimpel-Communications
	OAO (ADR)	61,129,136
		190,796,006
Consumer, Cyclical: 0.7%
2,230,566	Aeroflot	7,411,368
150,640	OAO Seventh Continent (ADR)	3,956,665
		11,368,033
Consumer, Non-cyclical: 2.3%
303,589	Pharmstandard (GDR) *#R	8,318,492
88,368	Wimm-Bill-Dann Foods
	OJSC (ADR)	9,298,081
530,894	X5 Retail Group N.V.
	(GDR) *#R	17,796,290
		35,412,863
Energy: 38.8%
1,115,863	Gazprom Neft OAO (ADR) †#	71,718,517
185,491	Intergra Group (GDR) *#R	3,483,063
864,259	LUKOIL (ADR) #	121,298,148
357,297	Novatek OAO (GDR) †#R	52,720,451
1,310,936	OAO Gazprom (ADR) #	125,972,224
7,957,067	Rosneft Oil Co. (GDR) †#	125,351,718
788,958	Surgutneftegaz ADR †#	67,750,744
128,189	Taftnet (GDR) #	32,848,924
		601,143,789
Number
of Shares		Value

Financial: 13.6%
940,590	LSR Group OJSC †*	$14,426,499
990,666	PIK Group (GDR) *†#	26,720,322
37,693,366	Sberbank RF	119,409,945
450,579	Sistema Hals (GDR) *#R	3,146,343
6,752,388	VTB Bank OJSC (GDR) †R	46,929,097
		210,632,206
Industrial:1.6%
514,461	Novorossiysk Commercial
	Sea Port (GDR) R	7,695,963
438,321	OAO TMK (GDR) †#R	17,197,338
		24,893,301
Utilities: 0.5%
9,573,686	Irkutskenergo	8,197,277
Total Common Stocks
(Cost: $1,462,680,773)		1,546,094,612
MONEY MARKET FUND: 1.9%
(Cost: $29,700,258)
	Fidelity Institutional Money
	Market Fund - Treasury
29,700,258	Portfolio Class III Shares	29,700,258
Total Investments Before Collateral
for Securities Loaned: 101.6%
(Cost: $1,492,381,031)		1,575,794,870
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 8.8%
(Cost: $137,212,000)
	Bank of New York
137,212,000	Institutional Cash Reserve	137,212,000
Total Investments: 110.4%
(Cost: $1,629,593,031)		1,713,006,870
Liabilities in excess of other assets: (10.4)%		(161,538,335)
NET ASSETS: 100.0%		$1,551,468,535

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $132,910,504.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,119,371,402 which represents 72.1% of net assets.
R

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

ADR — American Depositary Receipt GDR — Global Depositary Receipt

See Notes to Financial Statements

Solar Energy ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.7%
Canada: 2.5%
123,561	ARISE Technologies Corp. *	$189,991
10,373	Canadian Solar, Inc. *	416,891
27,217	Day4 Energy, Inc. *	112,940
		719,822
China/Hong Kong: 18.2%
68,046	JA Solar Holdings Co., Ltd. (ADR) *	1,146,575
30,372	LDK Solar Co., Ltd. (ADR) *	1,150,491
9,189	Solarfun Power Holdings Co.,
	Ltd. *	160,807
33,524	Suntech Power Holdings Co.,
	Ltd. (ADR) (USD) *	1,255,809
19,501	Trina Solar Ltd. (ADR) *	597,511
62,918	Yingli Green Energy Holding Co.,
	Ltd. (ADR) *	1,001,655
		5,312,848
Germany: 37.1%
10,049	Aleo Solar A.G. *#	172,383
7,220	Centrosolar Group A.G. *#	104,762
5,559	Centrotherm Photovoltaics A.G. *#	520,960
21,542	Conergy A.G. *#	445,581
5,463	Ersol Solar Energy A.G. *#	865,563
6,872	Phoenix Solar A.G. #	518,069
27,810	Q-Cells A.G. *#	2,813,907
3,148	Roth & Rau A.G. *#	721,905
12,850	Solar Millenium A.G. *#	552,511
7,610	Solar-Fabrik A.G. *#	116,876
64,146	Solarworld A.G. #	3,039,539
8,967	Solon AG Fuer Solartechnik *#	826,303
8,484	Sunways A.G. *#	106,647
		10,805,006
Norway: 9.8%
110,738	Renewable Energy Corp. A.S. #	2,858,940
Spain: 2.0%
40,001	Solaria Energia y Medio
	Ambiente S.A. *#	574,033
United Kingdom: 4.2%
306,480	PV Crystalox Solar PLC #	1,212,153
United States: 25.9%
18,999	Akeena Solar, Inc. *	106,774
17,478	China Sunergy Co., Ltd. *	144,543
21,456	Daystar Technologies, Inc. *	98,054
18,833	Energy Conversion Devices, Inc. *	1,386,862
114,704	Evergreen Solar, Inc. *	1,111,482
11,161	First Solar, Inc. *	3,044,944
19,529	Renesola Ltd.	337,852
Number
of Shares		Value

United States: (continued)
5,844	Spire Corp. *	$72,933
17,291	Sunpower Corp. *	1,244,606
		7,548,050
Total Common Stocks
(Cost: $31,412,189)		29,030,852
MONEY MARKET FUND: 0.3%
(Cost: $91,523)
	Fidelity Institutional Money
	Market Fund - Treasury
91,523	Portfolio Class III Shares	91,523
Total Investments: 100.0%
(Cost: $31,503,712)		29,122,375
Liabilities in excess of other assets: (0.0)%		(8,055)
NET ASSETS: 100.0%		$29,114,320

*	Non-income producing
#	Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $15,450,132, which represents 53.1% of net assets.
ADR - American Depositary Receipt

Summary of
Investments by	% of
Sector	Investments	Value
Alternate Energy Sources	81.9%	$23,856,821
Power Conversion & Supply
Equipment	6.6	1,906,829
Semiconductors and Related
Devices	9.6	2,792,870
Superconductor Products &
Systems	1.6	474,3330
Money Market Fund	0.3	91,523
	100.0%	$29,122,376

See Notes to Financial Statements

Steel ETF

Schedule of Investments
June 30, 2008 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.9%
Brazil: 21.4%
547,428	Cia Siderurgica Nacional S.A.
	(ADR) †	$24,311,277
1,527,709	Cia Vale do Rio Doce (ADR) †	54,722,536
1,004,839	Gerdau S.A. (ADR) †	24,126,184
		103,159,997
Canada: 4.4%
1,111,836	Gerdau Ameristeel Corp. †	21,458,435
Luxemburg: 4.5%
518,323	Ternium S.A. (ADR) †	21,769,566
Mexico: 1.2%
328,483	Grupo Simec SAB de CV (ADR) *	5,544,793
Netherlands: 11.5%
561,826	ArcelorMittal (USD) †	55,660,101
Russia: 4.5%
437,798	Mechel OAO (ADR) †	21,688,513
South Korea: 5.0%
184,509	POSCO (ADR)	23,945,578
United States: 47.4%
46,355	A.M. Castle & Co.	1,326,217
325,513	AK Steel Holding Corp. *	22,460,397
207,045	Allegheny Technologies, Inc.	12,273,628
97,883	Carpenter Technology Corp.	4,272,593
190,819	Cleveland-Cliffs, Inc.	22,743,717
233,689	Commercial Metals Co.	8,810,075
80,910	Esmark, Inc. *	1,546,999
61,306	Gibraltar Industries, Inc.	979,057
22,594	LB Foster Co. *†	750,121
280,048	Nucor Corp.	20,911,184
22,213	Olympic Steel, Inc.	1,686,411
149,314	Reliance Steel & Aluminum Co.	11,510,616
121,599	Rio Tinto Plc	60,191,505
57,608	Schnitzer Steel Industries, Inc.	6,601,877
542,114	Steel Dynamics, Inc.	21,180,394
196,674	Timken Co.	6,478,442
112,597	United States Steel Corp.	20,805,674
13,716	Universal Stainless & Alloy *	508,041
162,402	Worthington Industries, Inc.	3,329,241
		228,366,189
Total Common Stocks
(Cost: $449,375,518)		481,593,172
MONEY MARKET FUND: 0.2%
(Cost: $938,206)
	Fidelity Institutional Money
	Market Fund - Treasury
938,206	Portfolio Class III Shares	938,206
Number
of Shares		Value

Total Investments Before Collateral
for Securities Loaned: 100.1%
(Cost: $450,313,724)		$482,531,378
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 15.8%
(Cost: $76,328,529)
	Bank of New York
76,328,529	Institutional Cash Reserve	76,328,529
Total Investments: 115.9%
(Cost: $526,642,253)		558,859,907
Liabilities in excess of other assets: (15.9)%		(76,827,923)
NET ASSETS: 100.0%		$482,031,984

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $74,974,859.
ADR – American Depositary Receipt

Summary of
Investments by
Sector Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Diversified	23.8%	$114,914,041
Metal Processors & Fabricators	9.2	44,416,870
Specialty Steel	2.7	12,781,669
Steel Producers	64.1	309,480,592
Money Market Fund	0.2	938,206
	100.0%	$482,531,378

See Notes to Financial Statements

[This Page Intentionally Left Blank]

Market Vectors ETF Trust

Statements of Assets and Liabilities
June 30, 2008 (unaudited)

	Agribusiness		Environmental
	ETF	Coal ETF	Services ETF	Gaming ETF
Assets:
Investments, at value (1) (2)	$1,951,581,263	$506,960,161	$42,054,860	$3,204,329
Short term investment held as collateral for securities
loaned (3)	131,894,342	19,624,388	7,899,036	51,935
Cash	939,111	—	11,174	—
Cash denominated in foreign currency (4)	2,105,394	486,415	—	82,654
Receivables:
Investment securities sold	—	431,252	6,267,251	57,399
Shares sold	1,505	11,305,520	2,626,757	—
Due from Adviser	—	—	—	6,504
Dividends and interest	994,992	295,623	43,214	4,345
Prepaid expenses	—	—	555	—
Total assets	2,087,516,607	539,103,359	58,902,847	3,407,166
Liabilities:
Payables:
Investment securities puchased	1,030,050	12,193,134	6,436,776	56,138
Collateral for securities loaned	131,894,342	19,624,388	7,899,036	51,935
Shares redeemed	—	—	2,626,757	—
Due to Adviser	792,048	181,352	15,566	—
Due to custodian	—	241,171	—	64,800
Deferred Trustee fees	17,418	1,986	2,497	36
Accrued expenses	175,242	46,458	107,452	25,715
Total liabilities	133,909,100	32,288,489	17,088,084	198,624
Net Assets	$1,953,607,507	$506,814,870	$41,814,763	$3,208,542
Shares outstanding	31,550,000	8,800,000	800,000	100,000
Net asset value, redemption and offering price per share	$61.92	$57.59	$52.27	$32.09
Net Assets consist of
Aggregate paid in capital	$1,738,422,388	$419,765,980	$40,337,174	$3,953,424
Unrealized appreciation (depreciation) of investments
and foreign currency transactions	147,259,250	86,246,433	(863,270)	(726,827)
Undistributed (accumulated) net investment income (loss)	4,459,625	440,065	151,768	40,500
Undistributed (accumulated) net realized gain (loss)	63,466,244	362,392	2,189,091	(58,555)
	$1,953,607,507	$506,814,870	$41,814,763	$3,208,542
(1) Value of securities on loan	$126,553,483	$18,640,300	$7,587,602	$49,223
(2) Cost of Investments	$1,804,288,916	$420,716,546	$42,918,130	$3,931,365
(3) Cost of short term investment held as collateral for
securities loaned	$131,894,342	$19,624,388	$7,899,036	$51,935
(4) Cost of cash denominated in foreign currency	$2,139,159	$483,966	$—	$82,446

See Notes to Financial Statements

Global Alternative	Gold	Nuclear		Solar
Energy ETF	Miners ETF	Energy ETF	Russia ETF	Energy ETF	Steel ETF

$349,394,956	$1,796,864,869	$263,188,271	$1,575,794,870	$29,122,375	$482,531,378

99,340,708	308,469,813	33,331,578	137,212,000	—	76,328,529
10,011,809	11,104,856	1,341,909	80,562	—	55,098
462,753	—	1,232,304	—	7,934	—

440,715	49,843,638	1,662,617	—	1,940,922	27,600,122
—	21,785,499	3,325,346	—	—	25,912,391
—	—	—	—	—	—
298,748	346,882	599,150	10,139,679	1,172	631,514
242	10,839	—	516	—	1,221
459,949,931	2,188,426,396	304,681,175	1,723,227,627	31,072,403	613,060,253

10,421,486	28,723,224	5,904,187	33,474,872	1,940,992	49,237,547
99,340,708	308,469,813	33,331,578	137,212,000	—	76,328,529
—	44,497,945	1,662,673	—	—	5,200,613
147,052	701,377	106,653	628,240	3,583	181,334
—	—	—	—	721	—
4,365	70,125	2,743	14,658	99	9,107
65,607	66,123	59,721	429,322	12,688	71,139
109,979,218	382,528,607	41,067,555	171,759,092	1,958,083	131,028,269
$349,970,713	$1,805,897,789	$263,613,620	$1,551,468,535	$29,114,320	$482,031,984
6,850,000	37,302,500	7,750,000	28,750,000	750,000	4,550,000
$51.09	$48.41	$34.01	$53.96	$38.82	$105.94

$351,496,206	$1,743,888,017	$283,995,180	$1,462,936,822	$31,567,476	$404,370,079

3,487,172	(37,790,018)	(11,585,579)	83,413,840	(2,381,237)	32,217,656
855,923	(21,539,011)	(5,039,660)	8,124,334	(7,582)	2,351,480
(5,868,588)	121,338,801	(3,756,321)	(3,006,461)	(64,337)	43,092,769
$349,970,713	$1,805,897,789	$263,613,620	$1,551,468,535	$29,114,320	$482,031,984
$96,266,869	$295,050,478	$31,953,904	$132,910,504	$—	$74,974,859
$345,905,441	$1,834,654,888	$276,914,570	$1,492,381,031	$31,503,712	$450,313,724

$99,340,708	$308,469,813	$33,331,578	$137,212,000	$—	$76,328,529
$465,810	$—	$1,225,027	$—	$7,838	$—

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Operations
(unaudited)

	Agribusiness		Environmental
	ETF	Coal ETF	Services ETF	Gaming ETF
	Six Months	For the Period	Six Months	For the Period
	Ended	January 10, 2008*	Ended	January 22, 2008*
	June 30,	through June 30,	June 30,	through June 30,
	2008	2008	2008	2008
Income:
Dividends	$9,093,944	$955,397	$204,599	$59,418
Interest	19,047	2,161	1,027	1,018
Securities lending income	989,240	84,298	59,756	153
Foreign taxes withheld	(734,831)	(32,078)	(17,320)	(2,034)
Total income	9,367,400	1,009,778	248,062	58,555

Expenses:
Management fees	3,759,253	441,392	87,169	8,461
Professional fees	79,304	16,440	11,704	12,120
Insurance	—	—	—	—
Trustees’ fees and expenses	18,918	1,938	5,128	162
Reports to shareholders	33,359	5,274	5,770	1,196
Indicative optimized portfolio value fees	6,875	10,987	—	8,664
Custodian fees	73,445	9,738	1,001	1,308
Registration fees	20,480	1,699	5,139	1,366
Transfer agent fees	509	501	663	60
Fund accounting fees	33,264	8,335	13,179	11,190
Other	37,386	4,499	90	1,344
Total expenses	4,062,793	500,803	129,843	45,871
Waiver of management fees	—	—	(33,958)	(8,461)
Expenses assumed by the Adviser	—	—	—	(26,411)
Net expenses	4,062,793	500,803	95,885	10,999
Net investment income (loss)	5,304,607	508,975	152,177	47,556

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	12,352,567	(482,902)	115,226	(52,731)
Net realized gain (loss) on in-kind redemptions	51,142,552	845,294	2,073,865	(5,824)
Net realized gain (loss) on foreign currency transactions	(838,434)	(68,910)	—	(7,056)
Net change in unrealized appreciation (depreciation) of
investments	63,166,333	86,243,615	(2,909,880)	(727,036)
Net change in unrealized appreciation (depreciation) of
foreign denominated assets and liabilities	(10,557)	2,818	—	209
Net realized and unrealized gain (loss) on investments	125,812,461	86,539,915	(720,789)	(792,438)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$131,117,068	$87,048,890	$(568,612)	$(744,882)

* Commencement of operations.

See Notes to Financial Statements

Global Alternative	Gold	Nuclear		Solar
Energy ETF	Miners ETF	Energy ETF	Russia ETF	Energy ETF	Steel ETF
Six Months	Six Months	Six Months	Six Months	For the Period	Six Months
Ended	Ended	Ended	Ended	April 21, 2008*	Ended
June 30,	June 30,	June 30,	June 30,	through June 30,	June 30,
2008	2008	2008	2008	2008	2008

$661,849	$3,844,436	$2,107,771	$11,918,125	$14,066	$3,288,813
13,995	65,122	2,756	192,314	44	4,120
1,120,780	1,109,600	226,406	613,148	0	132,629
(85,700)	(303,245)	(86,843)	(1,807,063)	(1,560)	(224,212)
1,710,924	4,715,913	2,250,090	10,916,524	12,550	3,201,350

678,973	4,613,163	449,518	2,506,408	16,230	776,071
14,214	154,044	14,957	42,600	7,983	15,086
1,390	49,130	—	2,295	—	12,295
3,013	11,129	2,461	19,181	124	4,822
5,896	84,552	7,004	31,699	234	5,017
15,702	—	8,309	7,387	3,483	—
16,736	73,810	9,822	62,606	954	8,836
2,342	19,063	4,971	11,428	—	3,990
782	—	77	107	273	679
9,518	—	8,011	102,114	4,680	26,486
3,645	2,845	3,710	6,365	1,457	223
752,211	5,007,736	508,840	2,792,190	35,418	853,505
—	—	—	—	(14,319)	(4,079)
—	—	—	—	—	—
752,211	5,007,736	508,840	2,792,190	21,099	849,426
958,713	(291,823)	1,741,250	8,124,334	(8,549)	2,351,924

(5,815,569)	(39,841,761)	(2,771,075)	(12,930,926)	(64,337)	(3,214,584)
427,892	161,437,375	(355,520)	12,210,601	—	46,172,648
(98,127)	—	(113,974)	—	967	—

(27,961,315)	(49,652,707)	(1,582,202)	8,009,130	(2,381,337)	15,486,409

864	—	6,051	—	100	—
(33,446,255)	71,942,907	(4,816,720)	7,288,805	(2,444,607)	58,444,473

$(32,487,542)	$71,651,084	$(3,075,470)	$15,413,139	$(2,453,156)	$60,796,397

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Changes in Net Assets

	Agribusiness ETF		Coal ETF
		For the Period	For the Period
	Six Months	August 31, 2007*	January 10, 2008*
	Ended	through	through
	June 30,	December 31,	June 30,
	2008	2007	2008
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$5,304,607	$(28,171)	$508,975
Net realized gain (loss) on investments and foreign currency transactions	11,514,133	(39,956)	(551,812)
Net realized gain (loss) on in-kind redemptions	51,142,552	12,773,041	845,294
Net change in unrealized appreciation (depreciation) of investments
and foreign denominated assets and liabilities	63,155,776	84,103,474	86,246,433
Net increase (decrease) in net assets resulting from operations	131,117,068	96,808,388	87,048,890
Dividends to shareholders from:
Net investment income	—	—	—
Total dividends	—	—	—

Share transactions:**
Proceeds from sale of shares	1,520,350,028	662,295,402	468,573,018
Cost of shares redeemed	(404,104,648)	(52,858,731)	(48,807,038)
Increase (decrease) in net assets resulting from share transactions	1,116,245,380	609,436,671	419,765,980
Total increase (decrease) in net assets	1,247,362,448	706,245,059	506,814,870
Net Assets, beginning of period	706,245,059	—	—
Net Assets, end of period***	$1,953,607,507	$706,245,059	$506,814,870
*** Including undistributed (accumulated) net investment income (loss)	$4,459,625	$(6,548)	$440,065
** Shares of Common Stock Issued and Redeemed ($0.001 par value)
Shares sold	26,700,000	13,450,000	10,100,000
Shares redeemed	(7,600,000)	(1,000,000)	(1,300,000)
Net increase (decrease)	19,100,000	12,450,000	8,800,000

* Commencement of operations.

See Notes to Financial Statements

Environmental Services ETF		Gaming ETF	Global Alternative Energy ETF		Gold Miners ETF
		For the Period		For the Period
Six Months	Year	January 22, 2008*	Six Months	May 3, 2007*	Six Months	Year
Ended	Ended	through	Ended	through	Ended	Ended
June 30,	December 31,	June 30,	June 30,	December 31,	June 30,	December 31,
2008	2007	2008	2008	2007	2008	2007
(unaudited)		(unaudited)	(unaudited)		(unaudited)

$152,177	$233,094	$47,556	$958,713	$3,001	$(291,823)	$576,497
115,226	224,864	(59,787)	(5,913,696)	(495,495)	(39,841,761)	2,020,168
2,073,865	4,924,893	(5,824)	427,892	9,585,283	161,437,375	140,527,843

(2,909,880)	(1,448,623)	(726,827)	(27,960,451)	31,447,623	(49,652,707)	3,986,491
(568,612)	3,934,228	(744,882)	(32,487,542)	40,540,412	71,651,084	147,110,999

—	(378,000)	—	—	—	—	(20,824,613)
—	(378,000)	—	—	—	—	(20,824,613)

16,261,503	44,857,494	5,903,265	170,560,494	248,659,187	1,318,633,113	1,983,660,551
(10,189,883)	(52,196,646)	(1,949,841)	(26,120,730)	(51,181,108)	(1,020,816,074)	(1,114,212,916)
6,071,620	(7,339,152)	3,953,424	144,439,764	197,478,079	297,817,039	869,447,635
5,503,008	(3,782,924)	3,208,542	111,952,222	238,018,491	369,468,123	995,734,021
36,311,755	40,094,679	—	238,018,491	—	1,436,429,666	440,695,645
$41,814,763	$36,311,755	$3,208,542	$349,970,713	$238,018,491	$1,805,897,789	$1,436,429,666
$151,768	$(409)	$40,500	$855,923	$(4,663)	$(21,539,011)	$(21,247,188)

300,000	850,000	150,000	3,450,000	5,000,000	27,000,000	45,900,000
(200,000)	(1,050,000)	(50,000)	(600,000)	(1,000,000)	(21,000,000)	(25,650,000)
100,000	(200,000)	100,000	2,850,000	4,000,000	6,000,000	20,250,000

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Changes in Net Assets

	Nuclear Energy ETF
		For the Period
	Six Months	August 13, 2007*
	Ended	through
	June 30,	December 31,
	2008	2007
	(unaudited)
Operations:
Net investment income (loss)	$1,741,250	$4,519
Net realized gain (loss) on investments and foreign currency transactions	(2,885,049)	(635,958)
Net realized gain (loss) on in-kind redemptions	(355,520)	1,508,987
Net change in unrealized appreciation (depreciation) of investments
and foreign denominated assets and liabilities	(1,576,151)	(10,009,428)
Net increase (decrease) in net assets resulting from operations	(3,075,470)	(9,131,880)

Dividends to shareholders from:
Net investment income	—	(6,710,250)
Total dividends	—	(6,710,250)

Share transactions:**
Proceeds from sale of shares	171,622,157	179,008,546
Cost of shares redeemed	(31,386,010)	(36,713,473)
Increase (decrease) in net assets resulting from share transactions	140,236,147	142,295,073
Total increase (decrease) in net assets	137,160,677	126,452,943
Net Assets, beginning of period	126,452,943	—
Net Assets, end of period***	$263,613,620	$126,452,943
***Including undistributed (accumulated) net investment income (loss)	$(5,039,660)	$(6,666,936)

** Shares of Common Stock Issued and Redeemed ($0.001 par value)
Shares sold	5,250,000	4,500,000
Shares redeemed	(1,050,000)	(950,000)
Net increase (decrease)	4,200,000	3,550,000

* Commencement of operations.

See Notes to Financial Statements

		Solar
Russia ETF		Energy ETF	Steel ETF
	For the Period	For the Period
Six Months	April 24, 2007*	April 21, 2008*	Six Months	Year
Ended	through	through	Ended	Ended
June 30,	December 31,	June 30,	June 30,	December 31,
2008	2007	2008	2008	2007
(unaudited)		(unaudited)	(unaudited)

$8,124,334	$1,411,832	$(8,549)	$2,351,924	$1,420,561
(12,930,926)	(2,286,136)	(63,370)	(3,214,584)	815,329
12,210,601	784,513	—	46,172,648	38,485,576

8,009,130	75,404,710	(2,381,237)	15,486,409	12,026,273
15,413,139	75,314,919	(2,453,156)	60,796,397	52,747,739

—	(1,496,000)	—	—	(1,430,750)
—	(1,496,000)	—	—	(1,430,750)

808,748,371	760,974,175	31,567,476	380,499,537	344,600,297
(72,761,937)	(34,724,132)	—	(210,084,769)	(186,836,675)
735,986,434	726,250,043	31,567,476	170,414,768	157,763,622
751,399,573	800,068,962	29,114,320	231,211,165	209,080,611
800,068,962	—	—	250,820,819	41,740,208
$1,551,468,535	$800,068,962	$29,114,320	$482,031,984	$250,820,819
$8,124,334	$—	$(7,582)	$2,351,480	$(444)

15,000,000	16,100,000	750,000	3,950,000	4,700,000
(1,550,000)	(800,000)	—	(2,350,000)	(2,650,000)
13,450,000	15,300,000	750,000	1,600,000	2,050,000

See Notes to Financial Statements

Market Vectors ETF Trust

Financial Highlights

For a share outstanding throughout the period:

	Agribusiness ETF				Coal ETF
			For the Period		For the Period
	Six Months		August 31,		January 10,
	Ended,		2007* through		2008* through
	June 30,		December 31,		June 30,
	2008		2007		2008
	(unaudited)				(unaudited)
Net Asset Value, Beginning of Period	$56.73		$40.90		$40.39
Income from Investment Operations:
Net Investment Income	0.17		—	(b)	0.06
Net Realized and Unrealized Gain (Loss) on Investments	5.02		15.83		17.14
Total from Investment Operations	5.19		15.83		17.20
Less Dividends from:
Net Investment Income	—		—		—
Short-Term Capital Gains	—		—		—
Return of Capital	—		—		—
Total Dividends	—		—		—
Net Asset Value, End of Period	$61.92		$56.73		$57.59
Total Return (a)	9.15	%(d)	38.70	%(d)	42.59	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$1,953,608		$706,245		$506,815
Ratio of Gross Expenses to Average Net Assets.	0.54	%(c)	0.65	%(c)	0.56	%(c)
Ratio of Net Expenses to Average Net Assets	0.54	%(c)	0.65	%(c)	0.56	%(c)
Ratio of Net Investment Income to Average Net Assets.	0.70	%(c)	(0.02	)%(c)	0.57	%(c)
Portfolio Turnover Rate	13	%(d)	4	%(d)	27	%(d)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption or sale of Fund shares.

(b)	Amount represents less than +/– $0.005 per share.
(c)	Annualized.
(d)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

Environmental Services ETF					Gaming ETF		Global Alternative Energy ETF
			For the Period		For the Period				For the Period
Six Months		Year	October 10,		January 22,		Six Months		May 3,
Ended,		Ended	2006* through		2008* through		Ended,		2007* through
June 30,		December 31,	December 31,		June 30,		June 30,		December 31,
2008		2007	2006		2008		2008		2007
(unaudited)					(unaudited)		(unaudited)
$51.87		$44.55	$39.93		$39.39		$59.50		$39.68

0.19		0.33	0.02		0.48		0.14		—(b)
0.21		7.53	4.65		(7.78)		(8.55)		19.82
0.40		7.86	4.67		(7.30)		(8.41)		19.82

—		(0.54)	(0.05)		—		—		—
—		—	—		—		—		—
—		—	—		—		—		—
—		(0.54)	(0.05)		—		—		—
$52.27		$51.87	$44.55		$32.09		$51.09		$59.50
0.77	%(d)	17.64%	11.70	%(d)	(18.53	)%(d)	(14.13	)%(d)	49.95	%(d)

$41,815		$36,312	$40,095		$3,209		$349,971		$238,018
0.74	%(c)	0.86%	1.40	%(c)	2.70	%(c)	0.55	%(c)	0.73	%(c)
0.55	%(c)	0.55%	0.54	%(c)	0.65	%(c)	0.55	%(c)	0.65	%(c)
0.87	%(c)	0.75%	0.24	%(c)	2.80	%(c)	0.71	%(c)	0.01	%(c)
5	%(d)	3%	3	%(d)	6	%(d)	9	%(d)	5	%(d)

See Notes to Financial Statements

Market Vectors ETF Trust

Financial Highlights
For a share outstanding throughout the period:

	Gold Miners ETF					Nuclear Energy ETF
				For the Period				For the Period
	Six Months		Year	May 16,		Six Months		August 13,
	Ended		Ended	2006* through		Ended		2007* through
	June 30,		December 31,	December 31,		June 30,		December 31,
	2008		2007	2006		2008		2007
	(unaudited)					(unaudited)
Net Asset Value, Beginning of Period	$45.89		$39.87	$39.72		$35.62		$40.18
Income from Investment Operations:
Net Investment Income	0.10		0.11	0.11		1.25		0.05
Net Realized and Unrealized Gain (Loss)
on Investments	2.42		6.66	0.16		(2.86)		(2.66)
Total from Investment Operations	2.52		6.77	0.27		(1.61)		(2.61)
Less Dividends from:
Net Investment Income	—		(0.75)	(0.12)		—		(1.95)
Short-Term Capital Gains	—		—	—		—		—
Return of Capital	—		—	—		—		—
Total Dividends	—		(0.75)	(0.12)		—		(1.95)
Net Asset Value, End of Period	$48.41		$45.89	$39.87		$34.01		$35.62
Total Return (a)	5.49	%(d)	16.97%	0.67	%(d)	(4.52	)%(d)	(6.51	)%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$1,805,898		$1,436,430	440,696		$263,614		$126,453
Ratio of Gross Expenses to Average
Net Assets	0.54	%(c)	0.59%	0.68	%(c)	0.56	%(c)	0.71	%(c)
Ratio of Net Expenses to Average
Net Assets	0.54	%(c)	0.55%	0.55	%(c)	0.56	%(c)	0.65	%(c)
Ratio of Net Investment Income to
Average Net Assets	(0.03	)%(c)	0.08%	0.69	%(c)	1.93	%(c)	0.01	%(c)
Portfolio Turnover Rate	3	%(d)	1%	4	%(d)	8	%(d)	10	%(d)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption or sale of Fund shares.

(b)	Amount represents less than +/– $0.005 per share.
(c)	Annualized.
(d)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

Russia ETF				Solar Energy ETF		Steel ETF
		For the Period		For the Period					For the Period
Six Months		April 24,		April 21,		Six Months		Year	October 10,
Ended		2007* through		2008* through		Ended		Ended	2006* through
June 30,		December 31,		June 30,		June 30,		December 31,	December 31,
2008		2007		2008		2008		2007	2006
(unaudited)				(unaudited)		(unaudited)
$52.29		$39.22		$40.68		$85.02		$46.38	$40.51

0.28		0.10		(0.01)		0.52		0.53	0.08

1.39		13.08		(1.85)		20.40		38.60	5.94
1.67		13.18		(1.86)		20.92		39.13	6.02

—		(0.11)		—		—		(0.49)	(0.08
—		—		—		—		—	(0.01
—		—		—		—		—	(0.06)
—		(0.11)		—		—		(0.49)	(0.15)
$53.96		$52.29		$38.82		$105.94		$85.02	$46.38
3.19	%(d)	33.61	%(d)	(4.57	)%(d)	24.61	%(d)	84.36%	14.85	%(d)

$1,551,469		$800,069		$29,114		$482,032		$250,821	$41,740

0.56	%(c)	0.70	%(c)	1.10	%(c)	0.55	%(c)	0.62%	1.34	%(c)

0.56	%(c)	0.69	%(c)	0.65	%(c)	0.55	%(c)	0.55%	0.54	%(c)

1.62	%(c)	0.86	%(c)	(0.26	)%(c)	1.51	%(c)	1.15%	0.79	%(c)
8	%(d)	33	%(d)	25	%(d)	5	%(d)	5%	1	%(d)

See Notes to Financial Statements

Market Vectors ETF Trust

Notes To Financial Statements
June 30, 2008 (unaudited)

Note 1—Fund Organization–Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2008, offers thirteen investment portfolios.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Environmental Services ETF, Gaming ETF, Global Alternative Energy ETF, Gold Miners ETF, Nuclear Energy ETF, Russia ETF, Solar Energy ETF, and Steel ETF. (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored by the American Stock Exchange (“Amex”), the Deutsche Börse A.G. (“DAXglobal®”), Ardour Global Indexes LLC (“Ardour”), Stowe (“Stowe”), and S-Network (“S-Network”). The Funds and their respective Indices and commencement of operations dates are presented below:

Commencement
Fund	of Operations	Index
Agribusiness ETF	August 31, 2007	DAXglobal® Agribusiness Index
Coal ETF	January 10, 2008	Stowe Coal Index®
Environmental
Services ETF	October 10, 2006	Amex Environmental Services
Index
Gaming ETF	January 22, 2008	S-Network Global Gaming Index®
Global Alternative
Energy ETF	May 3, 2007	Ardour Global Index–(Extra
Liquid)
Gold Miners ETF	May 16, 2006	Amex Gold Miners Index
Nuclear Energy ETF	August 13, 2007	DAXglobal® Nuclear Energy Index
Russia ETF	April 24, 2007	DAXglobal® Russia+ Index
Solar Energy ETF	April 21, 2008	Ardour Solar Energy Index
Steel ETF	October 10, 2006	Amex Steel Index®

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157)–In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of June 30, 2008 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Market
	Quoted	Observable	Unobservable	Value of
Fund	Prices	Inputs	Inputs	Investments
Agribusiness ETF	$1, 500,225,684	$583,249,921	—	$2,083,475,605
Coal ETF	380,895,467	145,689,082	—	526,584,549
Environmental
Services ETF	49,953,896	—	—	49,953,896
Gaming ETF	1,339,976	1,916,288	—	3,256,264
Global Alternative
Energy ETF	259,261,731	189,473,933	—	448,735,664
Gold Miners ETF	2,105,334,682	–	—	2,105,334,682
Nuclear Energy ETF	148,660,305	147,859,544	—	296,519,849
Russia ETF	593,635,468	1,119,371,402	—	1,713,006,870
Solar Energy ETF	13,672,243	15,450,132	—	29,122,375
Steel ETF	558,859,907	—	—	558,859,907

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Market Vectors ETF Trust

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles.

D.

Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

F.	Use of Derivative Instruments

Option Contracts—Each Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. There were no options outstanding at June 30, 2008.

Forward Foreign Currency Contracts—Each Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to- market” daily at the closing prices of such currencies and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At June 30, 2008, there were no open forward foreign currency contracts in the Funds.

Futures—Each Fund may buy and sell futures contracts. The Funds may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. Realized gains and losses from futures contracts are reported separately. The Funds did not have any futures contracts outstanding at June 30, 2008.

Equity Swaps—Each Fund may enter into equity swaps to seek performance that corresponds to the Index and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. A Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued dividends. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statements of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statements of Assets and Liabilities as cash-initial margin. At June 30, 2008, the Funds had no outstanding equity swaps.

Note 3—Investment Management and Other Agreements—Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2009, to voluntarily waive or limit its management fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps listed in the table below.

Market Vectors ETF Trust

The expense caps and the amounts assumed by the Adviser for the period ended June 30, 2008, are as follows:

		Management Fees
		Waived and/or
	Expense	Expenses Assumed
Fund	Cap	by the Adviser
Agribusiness ETF	0.65%	$—
Coal ETF	0.65%	—
Environmental Services ETF	0.65%	33,958
Gaming ETF	0.65%	34,872
Global Alternative Energy ETF	0.65%	—
Gold Miners ETF	0.65%	—
Nuclear Energy ETF	0.65%	—
Russia ETF	0.69%	—
Solar Energy ETF	0.65%	14,319
Steel ETF	0.55%	4,079

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended June 30, 2008, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

		Proceeds
	Cost of	from
	Investments	Investments
Fund	Purchased	Sold
Agribusiness ETF	$334,305,518	$190,018,612
Coal ETF	63,918,333	58,761,851
Environmental Services ETF	1,637,519	1,994,703
Gaming ETF	1,261,469	336,618
Global Alternative Energy ETF	24,702,904	34,833,665
Gold Miners ETF	64,658,278	55,011,632
Nuclear Energy ETF	16,134,449	15,520,999
Russia ETF	189,228,913	113,196,012
Solar Energy ETF	4,647,321	4,738,055
Steel ETF	33,524,727	28,280,704

Note 5—Income Taxes—As of June 30, 2008, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

				Net
		Gross	Gross	Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Agribusiness ETF	$1,936,183,258	$273,356,028	$126,063,681	$147,292,347
Coal ETF	440,340,934	97,256,717	11,013,102	86,243,615
Environmental
Services ETF	50,817,166	2,158,944	3,022,214	(863,270)
Gaming ETF	3,983,300	102,518	829,554	(727,036)
Global Alternative
Energy ETF	445,276,535	40,236,904	36,777,775	3,459,129
Gold Miners ETF	2,147,242,214	113,251,946	155,159,478	(41,907,532)
Nuclear Energy
ETF	311,168,331	10,170,836	24,819,318	(14,648,482)
Russia ETF	1,630,057,979	156,713,479	73,764,588	82,948,891
Solar Energy ETF	31,503,712	1,117,061	3,498,398	(2,381,337)
Steel ETF	526,648,874	46,103,128	13,892,095	32,211,033

The tax character of dividends paid to shareholders during the periods ended June 30, 2008 and December 31, 2007, were as follows:

	2008	2007
	Dividends	Dividends
	Ordinary	Ordinary
Fund	Income	Income
Agribusiness ETF	$—	$—
Coal ETF	—	—
Environmental Services ETF	—	378,000
Gaming ETF	—	—
Global Alternative Energy ETF	—	—
Gold Miners ETF	—	20,824,613
Nuclear Energy ETF	—	6,710,250
Russia ETF	—	1,496,000
Solar Energy ETF	—	—
Steel ETF	—	1,430,750

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how certain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority, and is applicable to all open tax years (tax years ended December 31, 2005-2007). The Funds adopted the provisions of FIN 48, evaluated the tax positions taken and to be taken, and concluded that no provision for income tax is required in the Funds’ financial statements.

Note 6—Capital Share/In-Kind Transactions—As of June 30, 2008, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with a par value per share of $0.001. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of equity securities constituting the Funds’ underlying index plus an amount of cash. For the period ended June 30, 2008, the Trust had in-kind contributions and in-kind redemptions as follows:

	In-Kind	In-Kind
Fund	Contributions	Redemptions
Agribusiness ETF	$1,305,323,519	$331,195,239
Coal ETF	446,860,573	31,662,871
Environmental Services ETF	17,338,923	10,767,862
Gaming ETF	3,148,862	83,793
Global Alternative Energy ETF	167,986,603	14,021,414
Gold Miners ETF	1,356,073,084	1,075,640,898
Nuclear Energy ETF	162,854,189	22,181,917
Russia ETF	725,606,034	64,039,905
Solar Energy ETF	31,567,260	—
Steel ETF	388,325,096	220,871,396

Market Vectors ETF Trust

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedule of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

	Value of	Value of
Fund	Securities Loaned	Collateral
Agribusiness ETF	$126,553,483	$131,894,342
Coal ETF	18,640,300	19,624,388
Environmental Services ETF	7,587,602	7,899,036
Gaming ETF	49,223	51,935
Global Alternative Energy ETF	96,266,869	99,340,708
Gold Miners ETF	295,050,478	308,469,813
Nuclear Energy ETF	31,953,904	33,331,578
Russia ETF	132,910,504	137,212,000
Solar Energy ETF	—	—
Steel ETF	74,974,859	76,328,529

Note 10—Regulatory Matters—In July 2004, the Adviser received a “Wells Notice” from the SEC in connection with the SEC’s investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff was considering recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against the Adviser and two of its senior officers. Under SEC procedures, the Adviser has an opportunity to respond to the SEC staff before the staff makes a formal recommendation. The time period for the Adviser’s response has been extended until further notice from the SEC and, to the best knowledge of the Adviser, no formal recommendation has been made to the SEC to date. There cannot be any assurance that, if the SEC were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser. If it is determined that the Adviser or its affiliates engaged in improper or wrongful activity that caused a loss to a Fund, the Board of Trustees of the Funds will determine the amount of restitution that should be made to a Fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined. The Board and the Adviser are currently working to resolve outstanding issues relating to these matters.

Market Vectors ETF Trust

APPROVAL OF MANAGEMENT AGREEMENT

At a meeting held on June 23, 2008 (the “Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the investment management agreement between the Trust and the Adviser (the “Gold Miners Investment Management Agreement”) with respect to the Market Vectors—Gold Miners ETF and the continuation of the investment management agreement between the Trust and the Adviser (the “Equity Investment Management Agreement”) with respect to the Market Vectors—Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Coal ETF, Energy Producers ETF, Environmental Services ETF, Gaming ETF, Global Alternative Energy ETF, Hard Assets Producers ETF, Hard Assets Producers Extra Liquid ETF, Metal Producers ETF, Nuclear Energy ETF, Russia ETF, Solar Energy ETF and Steel ETF through June 30, 2009. In addition, the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “New Funds Investment Management Agreement”) with respect to the Market Vectors—Emerging Eurasia Index ETF, Market Vectors—Global Frontier Index ETF, Market Vectors—Gulf States Index ETF and Market Vectors—Vietnam Index ETF (the “New Funds”) through June 30, 2009. The Gold Miners Investment Management Agreement, Equity Investment Management Agreement and New Funds Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Independent Trustees’ consideration of the Investment Management Agreements was based on information obtained through discussions at the Meeting and at prior meetings among themselves and with management and based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the administration of the Trust. The Trustees also reviewed the draft prospectus and statement of additional information for each of the New Funds and Market Vectors—Africa Index ETF. The Trustees then considered the terms of, and scope of services that the Adviser provided or will provide under, the Investment Management Agreements, including the Adviser’s commitment to waive fees and/or pay expenses of the ETFs to the extent necessary to prevent the operating expenses of each ETF from exceeding agreed upon limits at least until August 31, 2009. The Trustees concluded that the Adviser and its personnel had the requisite expertise and skill to manage the ETF’s portfolios, especially in light of the performance of those ETFs which had commenced operations. In evaluating an ETF’s performance, the Trustees focused primarily on the Adviser’s success in tracking the ETF’s underlying index and understanding whether any material deviations were the result of factors beyond the Adviser’s control, such as differences created by fair value pricing. The Trustees also considered information relating to the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the service providers and, in the case of the New Funds, proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees concluded, in light of this information, that the fees paid by the ETFs were reasonable in light of the services performed. The Trustees were also aware of the other benefits received by or to be received by the Adviser from serving as adviser of the ETFs and from providing administrative services to the ETFs, and from an affiliate of the Adviser serving as distributor for the ETFs. The Trustees considered information provided by the Adviser about the overall profitability of the Adviser and its profitability in respect of each ETF which had commenced operations. The Trustees also considered the fact that the Adviser represented that it did not

Market Vectors ETF Trust

believe that economies of scale currently existed with respect to the ETFs and that the fees paid to the Adviser reflect economies of scale for the benefit of shareholders, to the extent such economics of scale existed. The Trustees concluded that, given the limited operating history of the ETFs, it was too early to determine whether economics of scale existed or whether they may exist in the future depending on the extent an ETF’s assets grow. The Trustees did not consider historical information about the profitability of the New Funds, Market Vectors—Africa Index ETF, Agriculture Producers ETF, Energy Producers ETF, Hard Assets Producers ETF, Hard Assets Producers Extra Liquid ETF and Metal Producers ETF to the Adviser since none of these ETFs had commenced operations at the time of the Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement relating to these ETFs. In addition, since none of these ETFs had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these ETFs pursuant to each ETF’s Investment Management Agreement.

The Independent Trustees also met on June 2, 2008 and in executive session with their independent counsel as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Equity Investment Management Agreement and Gold Miners Investment Management Agreement and approve the New Funds Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the ETFs and each ETF’s shareholders.

VAN ECK GLOBAL   WWW.VANECK.COM
99 PARK AVENUE, NEW YORK, NY 10016

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888. MKT.VCTR, or by visiting www.vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com.

Investment Adviser: Van Eck Associates Corporation
Distributor: Van Eck Securities Corporation |
99 Park Avenue | New York, NY 10016 | www.vaneck.com
Account Assistance: 1.888. MKT.VCTR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date September 8, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Keith J. Carlson, CEO
                        --------------------------
Date September 8, 2008
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By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date September 8, 2008
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